As filed with the Securities and Exchange Commission on February 19, 2008
Securities Act File No. 333-148627

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1

Post-Effective Amendment No.

ING VARIABLE PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.
ING U.S. Legal Services
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on February 19, 2008, or as soon thereafter as practicable, pursuant to a request for acceleration.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule
24f-2 under the Investment Company Act of 1940, as amended.

ING MID CAP GROWTH PORTFOLIO

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

February 26, 2008

Dear Variable Contract Owner/Plan Participant:

On behalf of the Board of Trustees (the “Board”) of ING Mid Cap Growth Portfolio (“Mid Cap Growth Portfolio”), a series of ING Investors Trust (“IIT”), we are pleased to invite you to a special meeting of shareholders  (“Special Meeting”) of Mid Cap Growth Portfolio, which is scheduled for 10:00 a.m., Local time, on April 10, 2008, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034. At the Special Meeting, shareholders of Mid Cap Growth Portfolio will be asked to vote on:

(1)                                To approve a proposed reorganization of Mid Cap Growth Portfolio with and into ING VP MidCap Opportunities Portfolio (“VP MidCap Opportunities Portfolio”) (each a “Portfolio” and collectively, the “Portfolios”); and

(2)                                To approve an investment sub-advisory agreement appointing ING Investment Management Co. (“ING IM”), as the investment sub-adviser to the Mid Cap Growth Portfolio  (the “ING IM  Sub-Advisory Agreement”).

From August 7, 2006, until January 31, 2008, the Mid Cap Growth Portfolio was known as ING FMRSM Mid Cap Growth Portfolio. During that period, the Portfolio was sub-advised by Fidelity Management & Research Company (“FMR”). On December 5, 2007, the Board reviewed and approved the proposed reorganization (the “Reorganization”) of ING FMRSM Mid Cap Growth Portfolio with and into VP MidCap Opportunities Portfolio, which is currently sub-advised by ING IM. The investment objectives and policies of the Portfolios are similar in many respects. Recently, FMR notified the Portfolio’s investment adviser of its intention to change the portfolio manager, which would also result in portfolio realignment and transaction costs. In light of the pending Reorganization, the Board approved the termination of the investment sub-advisory agreement with FMR and, effective January 31, 2008, approved the appointment of ING IM as the sub-adviser on an interim basis, pending shareholder consideration of a longer-term appointment.

Shares of Mid Cap Growth Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”). Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Mid Cap Growth Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of Mid Cap Growth Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan. As such, this letter, the accompanying notice, combined proxy statement and prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of VP MidCap Opportunities Portfolio instead of shares of Mid Cap Growth Portfolio. The Reorganization would provide the separate account in which you have an interest or the Qualified Plan in which you are a participant with an opportunity to participate in a larger portfolio with a similar investment objective.

Due to the termination of the sub-advisory agreement with FMR, ING IM began serving as the sub-adviser to Mid Cap Growth Portfolio pursuant to an interim sub-advisory agreement, dated January 31, 2008, that is currently in effect pending shareholder approval of a longer-term appointment. If the second proposal is approved, ING IM would continue to serve as the sub-adviser to the Portfolio under the proposed ING IM Sub-Advisory Agreement until the consummation of the Reorganization.

AFTER CAREFUL CONSIDERATION, THE BOARD OF MID CAP GROWTH PORTFOLIO APPROVED THE REORGANIZATION AND THE ING IM SUB-ADVISORY AGREEMENT AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THESE PROPOSALS.

A Proxy Statement/Prospectus that describes these proposals in detail is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.

Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read this Proxy Statement/Prospectus and provide voting instructions. It is important that your voting instructions be received no later than April 9, 2008.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

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ING MID CAP GROWTH PORTFOLIO

(formerly known as ING FMRSM MidCap Growth Portfolio)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

Notice of Special Meeting of Shareholders

of ING Mid Cap Growth Portfolio

Scheduled for April 10, 2008

To the Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (“Special Meeting”) of ING Mid Cap Growth Portfolio (“Mid Cap Growth Portfolio”) is scheduled for April 10, 2008, at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)

To approve an Agreement and Plan of Reorganization by and between Mid Cap Growth Portfolio and ING VP MidCap Opportunities Portfolio (“VP MidCap Opportunities Portfolio”), providing for the reorganization of Mid Cap Growth Portfolio with and into VP MidCap Opportunities Portfolio;

(2)

To approve an investment sub-advisory agreement among ING Investors Trust, Directed Services, LLC (“DSL”), the Mid Cap Growth Portfolio’s investment adviser, and ING Investment Management Co. (“ING IM”), pursuant to which ING IM, an affiliate of DSL, would continue as the sub-adviser to Mid Cap Growth Portfolio; and

(3)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on January 11, 2008, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Mid Cap Growth Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Trustees

Huey P. Falgout, Jr.
Secretary

February 26, 2008

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PROXY STATEMENT/PROSPECTUS

FEBRUARY 26, 2008
TABLE OF CONTENTS

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PROXY STATEMENT/PROSPECTUS

February 26, 2008

PROXY STATEMENT FOR:

ING MID CAP GROWTH PORTFOLIO

(formerly known as ING FMRSM Mid Cap Growth Portfolio)

(A Series of ING Investors Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

PROSPECTUS FOR:

ING VP MIDCAP OPPORTUNITIES PORTFOLIO

(A Series of ING Variable Products Trust)

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

1-800-366-0066

INTRODUCTION

From August 7, 2006, until January 31, 2008, ING Mid Cap Growth Portfolio (“Mid Cap Growth Portfolio”), a series of ING Investors Trust (“IIT”), was known as ING FMRSM Mid Cap Growth Portfolio. During that period, the Portfolio was sub-advised by Fidelity Management & Research Company (“FMR”). On December 5, 2007, the Board of Trustees (the “Board”) of IIT reviewed and approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the proposed reorganization (the “Reorganization”) of ING FMRSM Mid Cap Growth Portfolio with and into ING VP MidCap Opportunities Portfolio (“VP MidCap Opportunities Portfolio”), which is currently sub-advised by ING Investment Management Co. (“ING IM”), an affiliate of Directed Services, LLC (“DSL”). The investment objectives and policies of the Portfolios are similar in many respects. DSL serves as the investment adviser to Mid Cap Growth Portfolio, while ING Investments, LLC (“ING Investments”) serves as investment adviser to VP MidCap Opportunities Portfolio.  Recently, FMR notified DSL of its intention to change the portfolio manager for ING FMRSM Mid Cap Growth Portfolio, which would also result in portfolio realignment and transaction costs. In light of the pending Reorganization and to avoid these additional transition costs, the Board approved the termination of the investment sub-advisory agreement with FMR and effective January 31, 2008, approved the appointment of ING IM as the sub-adviser on an interim basis, pending shareholder consideration of a longer-term appointment.

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a special meeting of shareholders of Mid Cap Growth Portfolio to be held on April 10, 2008, as adjourned from time to time (“Special Meeting”), at which shareholders of Mid Cap Growth Portfolio will vote on (1) the Reorganization Agreement, and (2) the sub-advisory agreement among IIT,  DSL and ING IM (the “ING IM Sub-Advisory Agreement”).

Because you, as a shareholder of Mid Cap Growth Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of VP MidCap Opportunities Portfolio, this Proxy Statement also serves as a prospectus for VP MidCap Opportunities Portfolio. VP MidCap Opportunities Portfolio is an open-end management investment company, which seeks long-term capital appreciation.

If the proposed Reorganization Agreement is approved, Mid Cap Growth Portfolio will transfer all of its assets and liabilities to VP MidCap Opportunities Portfolio in exchange solely for shares of VP MidCap Opportunities Portfolio. If the proposed ING IM Sub-Advisory Agreement is not approved, but the Reorganization Agreement is approved, ING IM will serve as the interim sub-adviser to Mid Cap Growth Portfolio subject to the terms of the interim sub-advisory agreement (the “Interim Agreement”), until June 28, 2008. If the Reorganization is not consummated prior to the expiration of the Interim Agreement, ING IM will not be able to continue serving as the sub-adviser, and the Board would consider various options including the appointment of a new sub-adviser in accordance with applicable law. If the proposed ING IM Sub-Advisory Agreement is approved, but the Reorganization Agreement is not, ING IM will continue to provide sub-advisory services to Mid Cap Growth Portfolio and the Board will determine what action, if any, should be taken. If neither proposal is approved, the Board will consider various options with respect to Mid Cap Growth Portfolio, in accordance with applicable law.

Shares of the Portfolios are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each a “Variable Contract” and collectively, “Variable Contracts”). Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners. As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract owners will be referred to as “shareholders” of the Portfolios.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated February 26, 2008, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Class I, Service Class (“Class S”) and Service 2 Class (“Class S2”) prospectuses of Mid Cap Growth Portfolio, dated April 30, 2007, which are incorporated by reference (File No: 033-23512); and the Class I and Class S prospectuses of VP MidCap Opportunities Portfolio, dated April 30, 2007. Each Portfolio’s SAI, dated April 30, 2007, is also incorporated by reference (for Mid Cap Growth Portfolio, File No: 033-23512; for VP MidCap Opportunities Portfolio, File No: 033-73140). Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The annual report for each Portfolio, for the fiscal year ended December 31, 2006 and the semi-annual report for each Portfolio, for the fiscal period ended June 30, 2007 (for Mid Cap Growth Portfolio, File No: 811-05629; for VP MidCap Opportunities Portfolio, File No: 811-08220), are incorporated herein by reference. For a copy of the current prospectus, SAI, annual report, and semi-annual report for each of the Portfolios without charge, or for a copy of the SAI relating to this Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-366-0066.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F. Street N.E., Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF THE PROPOSALS

You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as Appendix A and the ING IM Sub-Advisory Agreement, which is attached hereto as Appendix B. Also, you should consult the Class I and Class S prospectuses, all dated April 30, 2007, for more information about VP MidCap Opportunities Portfolio.

The Proposed Reorganization

At a meeting held on December 5, 2007, the Board of Mid Cap Growth Portfolio approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

•                 the transfer of all of the assets of Mid Cap Growth Portfolio to VP MidCap Opportunities Portfolio in exchange for shares of beneficial interest of VP MidCap Opportunities Portfolio;

•                  the assumption by VP MidCap Opportunities Portfolio of the liabilities of Mid Cap Growth Portfolio known as of the Closing Date (as described below);

•                 the distribution of shares of VP MidCap Opportunities Portfolio to the shareholders of Mid Cap Growth Portfolio; and

•                 the complete liquidation of Mid Cap Growth Portfolio.

As a result of the Reorganization, each owner of Class I and Class S shares of Mid Cap Growth Portfolio would become a shareholder of the corresponding share class of VP MidCap Opportunities Portfolio. Each owner of Class S2 shares of Mid Cap Growth Portfolio would become an owner of Class S shares of VP MidCap Opportunities Portfolio. The Reorganization is expected to be effective on April 26, 2008, or such other date as the parties may agree (the “Closing Date”).

Shares of VP MidCap Opportunities Portfolio would be distributed to shareholders of Mid Cap Growth Portfolio so that each shareholder would receive a number of full and fractional shares of VP MidCap Opportunities Portfolio equal to the aggregate value of shares of Mid Cap Growth Portfolio held by such shareholder.

Each shareholder will hold, immediately after the Closing Date, shares of VP MidCap Opportunities Portfolio having an aggregate value equal to the aggregate value of the shares of Mid Cap Growth Portfolio held by that shareholder as of the close of business on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                 The Portfolios have similar investment objectives; while Mid Cap Growth Portfolio seeks long-term growth of capital, VP MidCap Opportunities Portfolio seeks long-term capital appreciation;

•                 Both Portfolios primarily invest in common stocks of mid-capitalization companies;

•                 DSL and ING IM are the adviser and sub-adviser, respectively to Mid Cap Growth Portfolio, while ING Investments and ING IM are the adviser and sub-adviser, respectively, to VP MidCap Opportunities Portfolio;

•                 Mid Cap Growth Portfolio is the larger Portfolio with $521,207,844 in net assets, compared to $106,664,453 in net assets for VP MidCap Opportunities Portfolio, as of June 30, 2007;

•                 With the Reorganization, VP MidCap Opportunities Portfolio will adopt the advisory fee schedule of Mid Cap Growth Portfolio, including Mid Cap Growth Portfolio’s advisory fee break points, which will benefit the shareholders of the disappearing Mid Cap Growth Portfolio in ensuring that their investment advisory fees will not rise;

•                 Although the gross expenses for all classes of the disappearing Mid Cap Growth Portfolio will increase after the Reorganization, the net expenses for all classes of the surviving Portfolio will remain the same or reduce with the Reorganization based on the expense limitation agreement between ING Investments and VP MidCap Opportunities Portfolio;

•                 The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares;

•                 Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD”);

•                 In connection with the Reorganization, certain holdings of Mid Cap Growth Portfolio may be sold shortly prior to the Closing Date. The sub-adviser to VP MidCap Opportunities Portfolio may also sell portfolio securities it acquired from Mid Cap Growth Portfolio after the Closing Date. In addition, both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process. Such sales and purchases would result in increased transaction costs, which are ultimately borne by shareholders; and

•                 The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither Mid Cap Growth Portfolio nor its shareholders, nor VP MidCap Opportunities Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Prior to the Closing Date, Mid Cap Growth Portfolio will pay to the Separate Accounts of Participating Insurance Companies Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

The unaudited gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of June 30, 2007, are as follows:

	Class I	Class S	Class S2
Gross Expenses Before the Reorganization:

Mid Cap Growth Portfolio(1)	0.64%	0.89%	1.14%

VP MidCap Opportunities Portfolio	0.92%	1.17%	N/A

Net Expenses Before the Reorganization: (After Fee Waiver)

Mid Cap Growth Portfolio(2)	0.64%	0.89%	1.04%

VP MidCap Opportunities Portfolio	0.90%	1.10%	N/A

After the Reorganization: VP MidCap Opportunities Pro Forma

Gross estimated expenses of VP MidCap Opportunities Portfolio	0.91%	1.16%	N/A

Net estimated expenses of VP MidCap Opportunities Portfolio(3)	0.64%	0.89%	N/A

(1)  Class S2 of Mid Cap Growth Portfolio will merge into Class S of VP MidCap Opportunities Portfolio.

(2)  DSL has contractually agreed to waive 0.10% of the distribution fee for Class S2, so that the actual fee paid by the Mid Cap Growth Portfolio is annual rate of 0.15%.  Absent this waiver, the distribution fee is 0.25% of net assets.

(3)  ING Investments, the adviser to VP MidCap Opportunities Portfolio, has entered into a written expense limitation agreement with VP MidCap Opportunities Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired portfolio fees and expenses, if applicable, subject to possible recoupment by ING Investments within three years.  The expense limitation agreement will continue through at least May 1, 2010.  The expense limitation agreement is contractual and shall automatically renew for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then-current term or upon termination of the management agreement.  Pursuant to this expense limitation agreement, the expense limits for VP MidCap Opportunities Portfolio are 1.40% for ADV Class, 0.90% for Class I and 1.10% for Class S.

The Proposed ING IM Sub-Advisory Agreement

At a meeting held on January 31, 2008, the Board, including all of the Independent Trustees, approved the ING IM Sub-Advisory Agreement among IIT, DSL and ING IM. Shareholders of Mid Cap Growth Portfolio must approve the proposed ING IM Sub-Advisory Agreement for it to become effective.

In considering whether to approve the ING IM Sub-Advisory Agreement, you should note that:

•                  Beginning August 7, 2006, the Mid Cap Growth Portfolio was sub-advised by FMR and the Portfolio’s name was ING FMRSM Mid Cap Growth Portfolio;

•                  On December 5, 2007, the Board approved the Reorganization of the Portfolio with and into VP MidCap Opportunities Portfolio, as described above;

•                  Subsequently, FMR announced its intention to change the portfolio manager, which would also result in portfolio realignment and transactional costs;

•                  On January 9, 2008, the Board terminated the sub-advisory relationship with FMR and engaged the services of ING IM, on an interim basis, as sub-adviser to the Portfolio subject to the terms of an interim investment sub-advisory arrangement among IIT, DSL and ING IM (the “Interim Agreement”);

•                  Consistent with the change of sub-adviser, the Portfolio’s name was changed to “ING Mid Cap Growth Portfolio”;

•                  The Interim Agreement will expire at the earliest of: (a) the Closing Date of the Reorganization; (b) 150 days after January 31, 2008; or (c) the removal of ING IM or the replacement of ING IM, in compliance with applicable law. Until then, ING IM shall serve as sub-adviser to both VP MidCap Opportunities Portfolio and Mid Cap Growth Portfolio;

•                  To provide for uninterrupted sub-advisory services to the Portfolio, in case the Reorganization is not approved or consummated within the interim period, the Board also approved the proposed ING IM Sub-Advisory Agreement at an in-person meeting held on January 31, 2008;

•                  Shareholders must approve the proposed ING IM Sub-Advisory agreement for it to become effective;

•                  The terms of the Interim Agreement and the ING IM Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with FMR;

•                  DSL continues to be responsible for monitoring the investment program and performance of ING IM, an affiliate of DSL; and

•                  ING IM is responsible for the day-to-day management of the Portfolio in accordance with the investment objective, policies and strategies of the Portfolio.

The appointment of ING IM on an interim basis as investment sub-adviser to the Portfolio was done in accordance with Rule 15a-4 under the 1940 Act, which permits the appointment of an investment adviser or sub-adviser on an interim basis, for 150 days following the date on which the previous contract was terminated, without shareholder approval, subject to certain conditions. ING IM is an affiliate of DSL and discharges its responsibilities subject to DSL’s and the Board’s oversight and supervision. ING IM is paid by DSL, and not by the Portfolio, from the investment management fees DSL receives from the Portfolio. The terms of the ING IM Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with FMR. The compensation payable by DSL to ING IM under the ING IM Sub-Advisory Agreement equals the compensation payable under the sub-advisory agreement with FMR and the Interim Agreement.

If the shareholders reject the agreement, ING IM would not be able to continue serving as investment sub-adviser to Mid Cap Growth Portfolio past the end of the 150-day interim period, and the Board would consider various options with respect to Mid Cap Growth Portfolio, in accordance with applicable law.

Approval of the Reorganization Agreement and ING IM Sub-Advisory Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of thirty percent of outstanding shares present in person or by proxy shall constitute a quorum at the meeting. A majority of the shareholders present in person or by proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes. In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given, unless the adjournment is more than 180 days after the record date or, if after the adjournment, a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF MID CAP GROWTH PORTFOLIO APPROVED THE PROPOSED REORGANIZATION AND THE PROPOSED ING IM SUB-ADVISORY AGREEMENT. THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THESE PROPOSALS.

PROPOSAL I- APPROVAL OF REORGANIZATION AGREEMENT

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between Mid Cap Growth Portfolio and VP MidCap Opportunities Portfolio:

	Mid Cap Growth Portfolio (formerly known as ING FMRSM Mid Cap Growth Portfolio)	VP MidCap Opportunities Portfolio
Investment Objective	Long-term growth of capital. The Portfolio’s investment objective is fundamental and may only be changed with a shareholder vote.	Long-term capital appreciation. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•                  The Sub-Adviser normally invests the Portfolio’s assets primarily in common stocks.

•                  The Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations.

•                  The Portfolio will provide shareholders with at last 60 days’ prior written notice of any change in this investment policy.

•                  Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio, the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalizations are similar to the market capitalization of companies in the Russell Midcap® Index or the S&P MidCap 400 Index. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio’s assets in companies with smaller or larger market capitalizations.

•                  The Portfolio normally invests at least 80% of its assets in the common stocks of mid-sized U.S. companies.

•                  The Portfolio will provide shareholders with at last 60 days’ prior written notice of any change in this investment policy.

•                  The Portfolio normally invests in companies that the Sub-Adviser believes have above average prospects for growth.

•                  For this Portfolio, mid-sized companies are those with market capitalizations that fall within the range of companies in the Russell Midcap Growth Index.  Capitalization  of companies in the Russell Midcap Growth Index change with market conditions.  The market capitalization of companies in the Russell Midcap Growth Index as of December 31, 2006 ranged from $1.2 billion to $21.4 billion.

•                  In managing the Portfolio, the Sub-Adviser uses a stock selection process that combines the discipline of quantitative screens with rigorous fundamental security analysis.  The quantitative screens focus the fundamental analysis by identifying the stocks of companies with strong business momentum that demonstrate relative price strength, and have a perceived value not reflected in the current price.

•                  The objective of the fundamental

Mid Cap Growth Portfolio (formerly known as ING FMRSM Mid Cap Growth Portfolio)	VP MidCap Opportunities Portfolio

•                  The Sub-Adviser invests the Portfolio’s assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (“P/E”) or price/book (“P/B”) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called “growth” stocks.

•                  The Sub-Adviser uses the Russell Midcap® Growth Index as a guide in structuring the Portfolio and selecting its investments. The Sub-Adviser considers the Portfolio’s security, industry and market capitalization weightings relative to the index.

•                  The Sub-Adviser may invest up to 25% of the Portfolio’s assets at the time of purchase in foreign securities, including emerging markets issuers, in addition to securities of domestic issuers.

•                  The Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Sub-Adviser invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

•                  In addition to the principal investment strategies discussed above, the analysis is to confirm the persistence of the company’s revenue and earnings growth and validate the Sub-Adviser’s expectations for earnings estimate revisions, particularly relative to consensus. A determination of reasonable valuation for individual securities is based on the judgment of the Sub-Adviser.

•                  The Portfolio may also invest in derivative instruments and foreign securities.

•                  The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

•                  The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.  The most frequent reason to sell a security is likely to be that the Sub-Adviser believes a company’s bottom line results or prospects have been changed.

•                  The Portfolio also may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

•                  The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

	Mid Cap Growth Portfolio (formerly known as ING FMRSM Mid Cap Growth Portfolio)	VP MidCap Opportunities Portfolio

Sub-Adviser may lend the Portfolio’s securities to broker-dealers or other institutions to earn income for the Portfolio.

•                  The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio’s exposure to changing security prices or other factors that affect security values. If the Sub-Adviser’s strategies do not work as intended, the Portfolio may not achieve its investment objective.

•                  The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

Investment Adviser	DSL	ING Investments

Sub-Adviser	ING IM	ING IM

Portfolio Manager(s)	Richard Welsh and Jeff Bianchi	Richard Welsh and Jeff Bianchi

As you can see from the chart, both Portfolios have similar investment objectives; Mid Cap Growth Portfolio seeks the long-term growth of capital and VP MidCap Opportunities seeks long-term capital appreciation.  Each Portfolio is managed by the same sub-adviser.  There is a notable difference with respect to each Portfolio’s ability to invest in foreign securities.  Mid Cap Growth Portfolio may invest up to 25% of its assets in securities of foreign issuers including emerging markets securities, while VP MidCap Opportunities Portfolio does not state such a limitation.  Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of June 30, 2007:

	Mid Cap Growth Portfolio(3)		VP MidCap Opportunities Portfolio
Net Assets	$521,207,844		$106,664,453
Number of Holdings	138		76
Portfolio Turnover Rate(1)	117%		78%
Average market capitalization(2) of companies in the Portfolio	$9,351,550,152		$6,625,435,034
Market capitalization(2) range of companies in the Portfolio:
Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	33.1%		26.4%
Holdings in companies with market capitalizations between $10 billion and $1 billion (as a % of market value*)	66.3%		72.8%
Holdings in companies with market capitalizations under $1 billion (as a % of market value*)	0.3%		N/A
Top 5 Industries (as % of net assets)	Retail	8.6%	Healthcare – Products	12.5%
	Oil & Gas	7.3%	Commercial Services	7.8%
	Home Builders	6.7%	Software	6.1%
	Computers	6.0%	Semiconductors	5.0%
	Software	4.8%	Retail	4.8%
U.S. Equity Securities (as a % of market value*)	$507,855,826	100%	$103,294,566	99%
Foreign Securities (as a % of market value*)	$2,049,104	0%	$856,290	1%
Securities Lending Collateral (as a % of market value*)	$151,324,000	30%	$24,984,000	24%
Top 10 Holdings (as a % of net assets)	National Oilwell Varco, Inc.	3.6%	NII Holdings, Inc.	2.5%
	Allegheny Technologies, Inc.	3.0%	Cameron International Corp.	2.4%
	Brocade Communications Systems, Inc.	2.4%	Roper Industries, Inc.	2.4%
	BE Aerospace, Inc.	2.4%	McDermott International, Inc.	2.1%
	Cymer, Inc.	2.2%	VeriSign, Inc.	2.0%
	JC Penny Co., Inc.	2.1%	Cytyc Corp.	1.9%

Mid Cap Growth Portfolio(3)		VP MidCap Opportunities Portfolio
Pharmaceutical Product Development, Inc.	2.1%	Peabody Energy Corp.	1.9%
Foster Wheeler Ltd.	2.1%	Gen-Probe, Inc.	1.9%
Precision Castparts Corp.	2.1%	GameStop Corp.	1.8%
MEMC Electronic Materials, Inc.	2.0%	Kyphon, Inc.	1.8%

*	Excluding fixed-income securities and short-term investments.
(1)	For the six-month period ended June 30, 2007.
(2)	For U.S. equities only.
(3)

This table reflects the portfolio composition of Mid Cap Growth Portfolio as managed by the former sub-adviser. From August 7, 2006 until January 31, 2008, Mid Cap Growth Portfolio was sub-advised by FMR and was named the FMRSM Mid Cap Growth Portfolio.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because of the similarities between the investment objectives and strategies of the Portfolios, many of the risks of investing in Mid Cap Growth Portfolio are the same as the risks of investing in VP MidCap Opportunities Portfolio.  The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a Portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Derivatives Risk.  Both Portfolios are subject to derivatives risk.  A Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio’s investment objective.  A Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency.  A Portfolio’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index.  Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.  Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument.  A risk of using derivatives is that the sub-adviser might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivatives.

Foreign Investment Risk.  Both Portfolios are subject to foreign investment risk.  Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments.  Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions.  In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.  American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Inability to Sell Securities Risk. Both Portfolios are subject to the inability to sell securities risk.  Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market.  A Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to a Portfolio.

Other Investment Companies Risk.  Both Portfolios are subject to the risk of investing in other investment companies.  Both Portfolios may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds (“ETFs”) and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor’s Depositary Receipts (“SPDRs”), PowerShares QQQ(TM) (“QQQQ”), Dow Jones Industrial Average Tracking Stocks (“Diamonds”) and iShares exchange-traded funds (“iShares”). The main risk of investing in other investment companies (including ETFs and HOLDRs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Because a Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio. Additional risks of investments in ETFs include: (i) an active trading market for an ETF’s shares may not develop or be maintained or (ii) trading may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

Portfolio Turnover Risk. Both Portfolios are subject to portfolio turnover risk.  Changes to the investments of a Portfolio may be made regardless of the length of time particular investments have been held. A high portfolio turnover rate generally involves greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate of a Portfolio will vary from year to year, as well as within a year.

Securities Lending Risk.   Both Portfolios are subject to securities lending risk.  A Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Portfolio may lose money and there may be a delay in recovering the loaned securities. A Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio. When a Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Emerging Markets Risk. Mid Cap Growth Portfolio is subject to emerging markets risk.  Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Investment in emerging market countries presents risks in a greater degree than, and in addition to, those presented by investment in foreign issuers in general as these countries may be less politically and economically stable than other countries. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar from time to time, and devaluation may occur after investments in those currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

It may be more difficult to buy and sell securities in emerging market countries as many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to: price controls; forced mergers of companies; expropriation or confiscatory taxation; seizure; nationalization; foreign exchange controls that restrict the transfer of currency from a given country; or creation of government monopolies.

Equity Securities Risk. Mid Cap Growth Portfolio is subject to equity securities risk.  Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of the stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market condition and economic conditions. The value of equity securities purchased by the Portfolio could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Growth Investing Risk.  Mid Cap Growth Portfolio is subject to growth investing risk.  Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Manager Risk.  Mid Cap Growth Portfolio is subject to manager risk.  The sub-adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no assurance that these will achieve the Portfolio’s objective, and the sub-adviser could do a poor job in executing an investment strategy. The sub-adviser may use the investment techniques or invest in securities that are not part of the Portfolio’s principal investment strategy. For example, if market conditions warrant, portfolios that invest principally in equity securities may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the portfolios and cause them to miss investment opportunities. Individuals primarily responsible for managing a portfolio may leave their firm or be replaced.

Many sub-advisers of equity portfolios employ styles that are characterized as “value” or “growth.” However, these terms can have different application by different managers. One sub-adviser’s value approach may be different from another, and one sub-adviser’s growth approach may be different from another. For example, some value managers employ a style in which they seek to identify companies that they believe are valued at a more substantial or “deeper discount” to a company’s net worth than other value managers. Therefore, some portfolios that are characterized as growth or value can have greater volatility than other Portfolios managed by other managers in a growth or value style.

Market and Company Risk.  Mid Cap Growth Portfolio is subject to market and company risk.  The price of a security held by the Portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which the Portfolio invests may still trail returns from the overall stock market.

Market Capitalization Risk.  Mid Cap Growth Portfolio is subject to market capitalization risk.  Stocks fall into three broad market capitalization categories – large, medium and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a portfolio that invests in these companies to increase in value more rapidly than a portfolio that invests in larger, fully-valued companies. Investing in small- and medium-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns. In addition, the market capitalization of a small- or mid-sized company may change due to appreciation in the stock price, so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Mid-Capitalization Company Risk.  Mid Cap Growth Portfolio is subject to mid-capitalization company risk.  Investment in securities of mid-capitalization companies entails greater risks than investments in larger, more established companies. Mid-capitalization companies tend to have more narrow product lines, more limited financial resources, a more limited trading market for their stocks, and may be dependent on a few key managers, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change. Securities of mid-capitalization companies tend to be more volatile and less liquid than stocks of larger companies.

Small-Capitalization Company Risk.  Mid Cap Growth Portfolio is subject to small-capitalization company risk.  Investment in securities of small companies may entail greater risk than investments in larger, more established companies. Smaller companies may have limited product lines and market diversification or fewer financial resources, and may be dependent on a few key managers. Their securities may trade less frequently and in more limited volume than the securities of larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more than other stocks, and/or may be less liquid. When selling a large quantity of a particular stock, the Portfolio may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Although investing in small companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly. Securities of smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Market Trends Risk.  VP MidCap Opportunities Portfolio is subject to market trends risk.  From time to time, the stock market may not favor the mid-cap growth securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or large or small company securities, or may not favor equities at all.

Price Volatility Risk.  VP MidCap Opportunities Portfolio is subject to price volatility risk.  The value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser feels have the potential for growth, which may give the Portfolio a higher risk of price volatility than a portfolio that emphasizes other styles, such as a value-oriented style.

Small- and Mid-Capitalization Companies. VP MidCap Opportunities Portfolio is subject to small –and- mid-capitalization companies risk.  Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater risk of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio.  The bar charts and table below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period.  The bar charts show the performance of the Portfolios’ Class S shares for each year since inception.  Class I and Class S2 shares of Mid Cap Growth Portfolio, as applicable, and Class I shares of VP MidCap Opportunities Portfolio, as applicable, will have different performance due to differing expenses.  The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolio will perform in the future.

Mid Cap Growth Portfolio
Calendar Year-by-Year Returns % (1) (2) (3)(4)

(1)

These figures are for the year ended December 31 of each year.  They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	Class S shares commenced operations on August 14, 1998.

(3)

FMR managed the Portfolio from August 7, 2006 until January 31, 2008.  Prior to August 7, 2006, the Portfolio was sub-advised by Massachusetts Financial Services Company and was known as ING MFS Mid Cap Growth Portfolio. On August 7, 2006, the Portfolio’s principal investment strategies changed.

(4)

This chart shows performance of Mid Cap Growth Portfolio when it was managed by the former sub-adviser.  From August 7, 2006 until January 31, 2008, Mid Cap Growth Portfolio was sub-advised by FMR and was named the FMRSM Mid Cap Growth Portfolio.

(5)	During the period shown in the chart, the Protfolio’s best quarterly performance was 41.28% for the 4th quarter of 1999, and the Portfolio’s worst quarter was (35.83)% for the 2nd quarter of 2002.

VP MidCap Opportunities Portfolio

Calendar Year-by-Year Returns (%)(1)(2)

(1)

These figures are for the year ended December 31 of each year.  They do not reflect expenses or charges which are, or may be, imposed under your Variables Contract or Qualified Plan, and would be lower if they did.

(2)

Class I shares commenced operations on May 5, 2000 and Class S shares commenced operations on May 7, 2001.  Class I shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities.  Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(3)

During the period shown in the chart, the Protfolio’s best quarterly performance was 23.05% for the 4th quarter of 2001, and the Portfolio’s worst quarterly performance was (28.08)% for the 3rd quarter of 2001.

Average Annual Total Returns*

(For the periods ended June 30, 2007)

	1 Year (or life of Class)	5 Years (or life of Class)		10 Years (or life of Class)
Mid Cap Growth Portfolio(1)

Class I(2)	12.07%	13.66%		N/A

Russell Midcap® Growth Index(3)	19.73%	19.82	%(4)	N/A

Class S(5)	11.74%	9.39%		5.37%

Russell Midcap® Growth Index	19.73%	15.45%		7.67	%(6)

Class S2(7)	11.55%	12.63%		N/A

Russell Midcap® Growth Index	19.73%	14.74	%(8)	N/A

VP MidCap Opportunities Portfolio

Class I(9)	18.28%	12.30%		-0.87%

Russell Midcap® Growth Index	19.73%	15.45%		0.83	%(10)

Russell Midcap® Index(11)	20.83%	16.39%		9.86	%(12)

Class S(13)	18.14%	12.12%		4.39%

Russell Midcap® Growth Index	19.73%	15.45%		6.85	%(14)

Russell Midcap® Index	20.83%	16.39%		11.50	%(15)

*                       This table shows performance of Mid Cap Growth Portfolio when it was managed by the former sub-adviser. From August 7, 2006 until January 31, 2008, Mid Cap Growth Portfolio was advised by FMR and was named FMRSM Mid Cap Growth Portfolio.

(1)                     No performance information for ADV Class of Mid Cap Growth Portfolio is shown because ADV Class was liquidated on December 27, 2007.

(2)                     Class I shares of Mid Cap Growth Portfolio commenced operations on May 1, 2003.

(3)                     The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratios and higher forecasted growth values.

(4)                     Russell Midcap® Growth Index is for the period May 1, 2003.

(5)                     Class S shares of Mid Cap Growth Portfolio commenced operations on August 14, 1998.

(6)                     Russell Midcap® Growth Index is for the period August 1, 1998.

(7)                     Class S2 shares of Mid Cap Growth Portfolio commenced operations on September 9, 2005.

(8)                     Russell Midcap® Growth Index is for the period September 1, 2005.

(9)	Class I of VP MidCap Opportunities Portfolio commenced operations on May 5, 2000.

(10)	Russell Midcap® Growth Index is for the period May 1, 2000.

(11)

The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 26% of the total market capitalization of the Russell 1000® Index.

(12)	Russell Midcap® Index is for the period May 1, 2000.

(13)	Class S of VP MidCap Opportunities Portfolio commenced operations on May 7, 2001.

(14)	Russell Midcap® Growth Index is for the period May 1, 2001.

(15)	Russell Midcap® Index is for the period May 1, 2001.

Additional information regarding VP MidCap Opportunities Portfolio is included in Appendix C to this Proxy
Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of VP MidCap Opportunities Portfolio, see “Appendix C: Additional Information Regarding ING VP MidCap Opportunities Portfolio.”

Management Fees

Mid Cap Growth Portfolio pays DSL, and VP MidCap Opportunities Portfolio pays ING Investments, a management fee, payable monthly, based on the average daily net assets of the respective Portfolio.  The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees (as a % of Net Assets)
Mid Cap Growth Portfolio

0.75% of the first $250 million of the Portfolio’s combined average daily net assets;

0.70% on next $400 million of the Portfolio’s combined average daily net assets;

0.65% on next $450 million of the Portfolio’s combined average daily net assets; and

0.60% of the Portfolio’s average daily net assets in excess of $1.1 billion.

VP MidCap Opportunities Portfolio	0.75% of the Portfolio’s average daily net assets.

If the Reorganization is approved by shareholders, VP MidCap Opportunities Portfolio will adopt the advisory fee schedule of Mid Cap Growth Portfolio, including Mid Cap Growth Portfolio’s advisory fee break points, which will benefit shareholders of the disappearing Mid Cap Growth Portfolio in ensuring that their advisory fees will not rise.  VP MidCap Opportunities Portfolio will also adopt a new sub-advisory fee schedule.  For more information regarding the management fees for each Portfolio, please see the SAI for each of the Portfolios, dated April 30, 2007.

Sub-Adviser Fees

DSL and ING Investments each pay ING IM, the sub-adviser to both Mid Cap Growth Portfolio and VP MidCap Opportunities Portfolio, a sub-advisory fee, payable monthly, based on the average daily net assets of each respective Portfolio.  The following table shows the aggregate annual sub-advisory fee paid by each adviser to ING IM, as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees (as a % of Net Assets)
Mid Cap Growth Portfolio	0.40% of the first $250 million of the Portfolio’s average daily net assets; 0.35% of the Portfolio’s average daily assets thereafter.

VP MidCap Opportunities Portfolio	0.3375% of the Portfolio’s average daily net assets.

If the Reorganization is approved by shareholders, ING Investments will continue to pay ING IM, the sub-adviser to VP MidCap Opportunities Portfolio, a sub-advisory fee, payable monthly, based on the average daily net assets of the Portfolio pursuant to the following fee schedule:

Portfolio	Sub-Adviser Fees (as a % of Net Assets)
VP MidCap Opportunities Portfolio

0.3375% on the first $250 million of the Portfolio’s average daily net assets;

0.3150% on the next $400 million of the Portfolio’s average daily net assets;

0.2925% on the next $450 million of the Portfolio’s average daily net assets; and
0.2700% in excess of the Portfolio’s average daily net assets thereafter.

As a result of the change in sub-adviser from FMR to ING IM, the investment management subsidiaries of ING Groep N.V. (“ING Groep”), as a group, will be able to retain the entire advisory fee.  Based on the net assets of the surviving Portfolio as of September 30, 2007, the additional retained amount is estimated to be $1,530,600 in the first year and $1,718,600 per year thereafter.

Administration Fees

The management agreement on behalf of Mid Cap Growth Portfolio, and DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. As such, there are no separate administration fees.

Pursuant to an administrative services agreement between ING Variable Products Trust (“IVP”) on behalf of VP MidCap Opportunities Portfolio, and ING Funds Services, LLC (“IFS”), located at 7337 East Doubletree Ranch Rd., Scottsdale, Arizona 85258, IFS provides all administrative services in support of VP MidCap Opportunities Portfolio.  Subject to the supervision of the Board, the administrator provides the overall business management and administrative services necessary to properly conduct the Portfolio’s business, except for those services performed by ING Investments under the investment advisory agreement, the sub-adviser under the sub-advisory agreement, the custodian under the custodian agreement, the transfer agent under the transfer agency agreement and such other service providers as may be retained by the Portfolio from time to time.  IFS acts as liaison among these service providers to the Portfolio.  The administrator is also responsible for monitoring the Portfolio in compliance with applicable legal requirements and the investment policies and restrictions of the Portfolio. As compensation for its services, IFS receives a monthly fee from the Portfolio at an annual rate based on the average daily net assets of the Portfolio.  For the fiscal year ended December 31, 2006, the Portfolio paid an annual administrative fee of 0.10%.

If the Reorganization is approved, shareholders of the surviving VP MidCap Opportunities Portfolio will continue to pay the current fee for administrative services.

Distribution and Service Fees

Class S Shares of the Portfolios and Class S2 of Mid Cap Growth Portfolio each pay the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” below.  Because these fees are paid out of the Portfolios’ assets on an on-going basis, over time these fees will increase the cost of your investment.

Expense Limitation Arrangements

There is no expense limitation agreement currently in place for Mid Cap Growth Portfolio.

ING Investments has entered into a written expense limitation agreement with IVP, on behalf of VP MidCap Opportunities Portfolio, under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses and acquired Portfolio fees and expenses, if applicable, subject to possible recoupment by ING Investments within three years. The expense limits will continue through at least May 1, 2009. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within ninety (90) days of the then-current term or upon termination of the investment management agreement.

In connection with the Reorganization, pending shareholder approval, ING Investments will extend the current written expense limitation agreement through May 1, 2010.  There is no guarantee that the expense limits will continue after this date.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or under your Qualified Plan.

Transaction Fees on New Investments

(fees paid directly from your investment)

	Mid Cap Growth Portfolio	VP MidCap Opportunities Portfolio
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A

Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither Mid Cap Growth Portfolio nor VP MidCap Opportunities Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table.  Expenses are based upon the operating expenses incurred by the Portfolios for the period ended June 30, 2007.  Pro forma fees show estimated fees of VP MidCap Opportunities Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes.  Pro forma numbers are estimated in good faith and are hypothetical.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses

As of June 30, 2007 (Unaudited)(1) (2)
(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

	Management Fee	Distribution (12b-1)/ Shareholder Servicing Fees(3)	Other Expenses	Acquired Portfolio Fees and Expenses	Total Portfolio Operating Expenses	Waivers, Reimbursement, and Recoupment	Net Expenses

Class I

Mid Cap Growth Portfolio	0.64%	0.00%	0.00%	0.00%	0.64%	0.00%	0.64%

VP MidCap Opportunities Portfolio	0.75%	0.00%	0.17%	0.00%	0.92%	(0.02)%	0.90%

VP MidCap Opportunities Portfolio (Surviving Portfolio After the Reorganization) (Estimated Pro Forma)(5)	0.75%	0.00%	0.16%	0.00%	0.91%	(0.27)%	0.64%

Class S

Mid Cap Growth Portfolio	0.64%	0.25%	0.00%	0.00%	0.89%	0.00%	0.89%

VP MidCap Opportunities Portfolio	0.75%	0.25%	0.17%	0.00%	1.17%	(0.07)%	1.10%

VP MidCap Opportunities Portfolio (Surviving Portfolio After the Reorganization) (Estimated Pro Forma)(4)(5)	0.75%	0.25%	0.16%	0.00%	1.16%	(0.27)%	0.89%

	Management Fee	Distribution (12b-1)/ Shareholder Servicing Fees(3)	Other Expenses	Acquired Portfolio Fees and Expenses	Total Portfolio Operating Expenses	Waivers, Reimbursement, and Recoupment	Net Expenses

Class S2

Mid Cap Growth Portfolio(4)	0.64%	0.50%	0.00%	0.00%	1.14%	(0.10)%	1.04%

(1)

The fiscal year end for each Portfolio is December 31.  This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio’s actual operating expenses as of June 30, 2007, as adjusted for contractual changes and waivers, if any.

(2)	Annual portfolio operating expenses for ADV Class of MidCap Growth Portfolio is not shown because ADV Class was liquidated on December 27, 2007.

(3)	Includes a distribution waiver of 0.10% for Class S2.

(4)	Class S2 of Mid Cap Growth Portfolio will merge into Class S of VP MidCap Opportunities Portfolio.

(5)

In connection with the Reorganization, pending shareholder approval, ING Investments has contractually agreed to waive all or a portion of its investment management fees.  The term of the written expense limitation agreement with VP MidCap Opportunities Portfolio will be extended through May 1, 2010.  There is no guarantee that the expense limits will continue after this date.

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem all your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Mid Cap Growth Portfolio(1)(2)				VP MidCap Opportunities Portfolio(1)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Class I	$65	$205	$357	$798	$92	$291	$507	$1,129

Class S	$91	$284	$493	$1,096	$112	$365	$637	$1,414

Class S2	$106	$352	$618	$1,377	N/A	N/A	N/A	N/A

	Estimated VP MidCap Opportunities Portfolio Pro Forma: the Portfolios Combined(1) (3)
	1 Year	3 Years	5 Years	10 Years
Class I	$65	$205	$420	$1,041

Class S	$91	$284	$556	$1,332

(1)         The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of the three-, five-, and ten-year periods.

(2)          Examples are not shown for ADV Class of Mid Cap Growth Portfolio because ADV Class was liquidated on December 27, 2007.

(3)         The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the three-year period and the first three years of the five-year and the ten-year periods.

Portfolio Transitioning

If the Reorganization is approved by shareholders, the adviser or sub-adviser to Mid Cap Growth Portfolio  may sell all or a portion of the Portfolio’s holdings shortly prior the Closing Date to transition  its portfolio holdings to VP MidCap Opportunities Portfolio.  The proceeds of such sales may be held in temporary investments or invested in assets that VP MidCap Opportunities Portfolio may hold or wish to hold.  After the Closing Date, the sub-adviser to VP MidCap Opportunities Portfolio may also sell portfolio securities acquired from Mid Cap Growth Portfolio, and VP MidCap Opportunities Portfolio may not be immediately fully invested in accordance with its strategies.  Both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process, including, but not limited to, the purchase and sale of baskets of securities and ETFs, and enter into and close futures contracts or other derivative transactions.  During the transition period, Mid Cap Growth Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply.  Furthermore, such sales and purchases may be made at a disadvantageous time, would result in increased transactional costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios.

Key Differences in the Rights of Mid Cap Growth Portfolio’s Shareholders and VP MidCap Opportunities Portfolio’s Shareholders

Mid Cap Growth Portfolio is organized as a separate series of IIT, a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws.  VP MidCap Opportunities Portfolio is organized as a separate series of IVP, a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws.  Key differences under Mid Cap Growth Portfolio’s Declaration of Trust/Bylaws and VP MidCap Opportunities Portfolio’s Declaration of Trust/Bylaws are presented below.

Mid Cap Growth Portfolio	VP MidCap Opportunities Portfolio

Any such consolidation or merger shall require the approval of a majority shareholder vote of each Series affected thereby. The terms “merge” or “merger” as used therein shall not include the purchase or acquisition of any assets of any other trust, partnership, association or corporation which is an investment company organized under the laws of the Commonwealth of Massachusetts or any other state of the United States.

The Trust or any Series thereof may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of the Trust Property or the property of any Series, including its good will, upon such terms and conditions and for such consideration when and as authorized at any meeting of Shareholders of the Trust or series called for the purpose by the affirmative vote of the holders of a majority of the Shares of the Trust or Series.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of  Mid Cap Growth Portfolio in exchange for shares of beneficial interest of VP MidCap Opportunities Portfolio and the assumption by VP MidCap Opportunities Portfolio of Mid Cap Growth Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of VP MidCap Opportunities Portfolio to shareholders of Mid Cap Growth Portfolio, as provided for in the Reorganization Agreement.  Mid Cap Growth Portfolio will then be liquidated.

Each shareholder of Class I and Class S shares of Mid Cap Growth Portfolio will hold, immediately after the Closing Date, the corresponding share classes of VP MidCap Opportunities Portfolio having an aggregate value equal to the aggregate value of the shares of Mid Cap Growth Portfolio held by that shareholder as of the close of business on the Closing Date.  Each owner of Class S2 Shares of Mid Cap Growth Portfolio will hold, immediately after the Closing Date, Class S shares of VP MidCap Opportunities Portfolio having an aggregate value equal to the aggregate value of the shares of Mid Cap Growth Portfolio held by that shareholder as of the close of business on the Closing Date. In the interest of economy and convenience, shares of VP MidCap Opportunities Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Mid Cap Growth Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  DSL also believes that the reorganizations may benefit portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The proposed Reorganization was presented for consideration to the Boards of Trustees of the Portfolios at meetings held on December 5, 2007.  The Board of Trustees of each Portfolio, including all of the Trustees who are not “interested persons” (as defined in the 1940 Act) of such Portfolio, determined that the interests of the shareholders of such Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of such Portfolio and its shareholders.

The Reorganization will allow Mid Cap Growth Portfolio’s shareholders to participate in a professionally managed portfolio that seeks long-term capital appreciation.  Additionally, the proposed Reorganization will result in net expenses either remaining the same or reducing for shareholders of the disappearing Mid Cap Growth Portfolio.

Board Considerations

The Board of Mid Cap Growth Portfolio, in recommending the proposed Reorganization, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the proposed Reorganization to Mid Cap Growth Portfolio’s shareholders;

•                  although the gross expenses for the shareholders of Mid Cap Growth Portfolio will increase after the Reorganization, the net expenses for all classes of the surviving Portfolio will remain the same or reduce with the Reorganization based on the expense limitation agreement between ING Investments and VP MidCap Opportunities Portfolio; and pending shareholder approval of the Reorganization, ING Investments will extend the term of the current expense limitation agreement with VP MidCap Opportunities Portfolio through May 1, 2010;

•                  the relative investment performance of the Portfolios;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants;

•                  the comparability of investment objectives, policies, restrictions, management and portfolio holdings of the Portfolios, including that each Portfolio has substantially similar investment objectives;

•                  the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the proposed Reorganization;

•                  that if the Reorganization is approved by shareholders, certain holdings of  Mid Cap Growth Portfolio may be sold shortly prior to the Closing Date and certain portfolio securities that VP MidCap Opportunities Portfolio acquired from Mid Cap Growth Portfolio may also be sold after the Closing Date, as described more fully in “Portfolio Transitioning” on page 22; and

•                  the net revenue benefits for the group of DSL, ING Investments and ING IM as a result of the Reorganization, including the net revenue benefits accrued as the result of transitioning from FMR, a sub-adviser unaffiliated with DSL and ING Investments, to an affiliate of DSL and ING Investments.

The Board of Mid Cap Growth Portfolio recommends that shareholders approve the Reorganization with VP MidCap Opportunities Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, pursuant to this treatment, neither Mid Cap Growth Portfolio nor its shareholders, nor VP MidCap Opportunities Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Mid Cap Growth Portfolio will pay to the Separate Accounts of Participating Insurance Companies and Qualified Plans that own its shares, a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be borne by DSL or an affiliate of DSL.  The expenses of the Reorganization shall include, but not be limited to, the costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of Mid Cap Growth Portfolio have been purchased at the direction of Variable Contract owners by Participating Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the

Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Mid Cap Growth Portfolio will be allocated to VP MidCap Opportunities Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Mid Cap Growth Portfolio is organized as a separate series of IIT, an open-end management investment company organized as a Massachusetts business trust.  IIT is governed by a Board of Trustees consisting of eleven members.  For more information on the history of IIT, see the SAI of Mid Cap Growth Portfolio.

VP MidCap Opportunities Portfolio is organized as a separate series of IVP, an open-end management investment company organized as a Massachusetts business trust.  IVP is governed by a Board of Trustees consisting of eleven members.  For more information on the history of IVP, see the SAI of VP MidCap Opportunities Portfolio.

Advisers

DSL, a Delaware limited liability company, serves as the investment adviser to Mid Cap Growth Portfolio.  DSL has overall responsibility for the management of the Portfolio.  DSL provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  DSL is registered with the SEC as an investment adviser and is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  As of December 31, 2007, DSL managed over $47.4 billion in registered investment company assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL is an indirect, wholly owned subsidiary of ING Groep.  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

DSL has engaged ING IM, a Connecticut corporation, as sub-adviser to Mid Cap Growth Portfolio to provide the day-to-day management of the Portfolio.  DSL is responsible for monitoring the investment programs and performance of ING IM with respect to the Portfolio.  Under the term of the Interim Agreement, the Interim Agreement is in effect for 150 days.  Thereafter, ING IM may continue to serve as sub-adviser to Mid Cap Growth Portfolio only if the shareholders of Mid Cap Growth Portfolio approve the ING IM Sub-Advisory Agreement appointing ING IM as sub-adviser to the Portfolio.  Under the terms of the sub-advisory agreement of either Portfolio, the agreement can be terminated by the Portfolio’s Board or DSL.  In the event the agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or DSL may assume day-to-day investment management of the Portfolio.

Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is a wholly-owned subsidiary of ING Investment Management LLC (a registered investment adviser), which in turn is a wholly-owned subsidiary of Lion Connecticut Holdings Inc., which in turn is a wholly-owned subsidiary of ING Americas Insurance Holdings, Inc., which in turn is a wholly-owned subsidiary of ING Insurance International B.V., which in turn is a wholly-owned subsidiary of ING Verzekeringen Management LLC, which is a wholly-owned subsidiary of ING Groep N.V. ING Groep N.V. is located at Strawinskylaan 2631, 107722 Amsterdam P.O. Box 810, 1000 AV Amsterdam, the Netherlands, is one of the largest financial services organizations in the world with approximately 120,000 employees.  ING IM is an affiliate of DSL.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2006, ING IM managed approximately $68.05 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Portfolio’s assets and the purchase and sale of portfolio securities.

For information regarding the basis for the Board of Trustees’ approval of portfolio management relationships, please refer to Mid Cap Growth Portfolio’s annual report for the fiscal year ended December 31, 2006.

ING Investments, an Arizona limited liability company, serves as the investment adviser to VP MidCap Opportunities Portfolio. ING Investments has overall responsibility for the management of the Portfolio. ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect, wholly owned subsidiary of ING Groep.

ING Investments began investment management in April of 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.  As of December 31, 2007, ING Investments managed approximately $54 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of VP MidCap Opportunities Portfolio.

ING Investments has engaged ING IM to serve as sub-adviser to  the Portfolio.  ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to VP MidCap Opportunities Portfolio’s annual shareholder report dated December 31, 2006.

Distributor

IFD serves as the distributor for the Portfolios.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of FINRA.

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Dividends, Distributions and Taxes

Each Portfolio distributes to its Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by Mid Cap Growth Portfolio’s shareholders, then as soon as practicable before the Closing Date, Mid Cap Growth Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares, a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.  No Capital gain distribution shall be made until any captial loss carry-forwards have been fully utilized or expired.  A portion of the amounts of these capital loss carry-forwards may be limited in the future.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2007, and on a pro forma basis as of June 30, 2007 giving effect to the Reorganization:

	Net Assets	Net Asset Value Per Share	Shares Outstanding

Mid Cap Growth Portfolio

Class I	$6,030,941	$13.28	454,242

Class S	$495,353,463	$13.13	37,723,647

Class S2(1)	$19,822,366	$13.04	1,519,709

VP MidCap Opportunities Portfolio

Class I	$72,816,247	$9.38	7,761,658

Class S	$33,847,035	$9.25	3,660,961

Pro Forma – VP MidCap Opportunities Portfolio including Mid Cap Growth Portfolio

Class I	$78,847,188	$9.38	8,404,615

Class S(1)(2)	$549,022,864	$9.25	59,355,645

(1)         Class S2 of Mid Cap Growth Portfolio will merge into Class S of VP MidCap Opportunities Portfolio.

(2)         Reflects shares issued, net of retired shares, of Mid Cap Growth Portfolio of 188,715, 17,971,037 and (1,519,709) for Classes I, S and S2, respectively.

PROPOSAL II – APPROVAL OF ING IM SUB-ADVISORY AGREEMENT

Mid Cap Growth’s Investment Advisory Arrangement

DSL, a Delaware limited liability company, serves as adviser to Mid Cap Growth Portfolio pursuant to an investment advisory agreement (the “Investment Advisory Agreement”) dated as of October 24, 1997, as amended May 24, 2002 and further amended and restated January 1, 2007.  The Investment Advisory Agreement was last renewed by a majority of the Independent Trustees on November 9, 2006, and was approved by a majority of the shareholders of IIT at a special meeting of the shareholders on July 10, 2002.

The Investment Advisory Agreement provides, among other things that in carrying out its responsibility to supervise and manage all aspects of the Portfolio’s operations, DSL may engage, subject to the approval of the Board, and where required, the shareholders of the Portfolio, sub-advisers to provide day-to-day advisory services to IIT’s portfolios.  DSL may delegate to the sub-advisers duties, among other things, to formulate and implement the Portfolio’s investment programs, including the duty to determine what securities will be purchased and sold for the Portfolio.  If the proposed ING IM Sub-Advisory Agreement is approved, DSL would oversee the investment management services of ING IM.

The Investment Advisory Agreement provides that DSL is liable and shall indemnify IIT for any loss incurred by IIT to the extent that such losses resulted from an act or omission on the part of DSL or its officers, directors or employees that is found to involve willful misfeasance, bad faith or gross negligence, or reckless disregard by DSL of its duties under the Investment Advisory Agreement.  After an initial two-year term, the Investment Management Agreement continues in effect with respect to a series from year to year, so long as such continuance is specifically approved at least annually by (1) the Board or (2) the vote of a “majority” (as defined in the 1940 Act) of the Portfolio’s outstanding shares; provided that, in either event the continuance is also approved by at least a majority of those Trustees who are neither parties to the Investment Advisory Agreement nor “interested person” (as defined in the 1940 Act) of any such party nor have any interest in the Management Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval.

Pursuant to the terms of the Investment Advisory Agreement and in return for its services for Mid Cap Growth Portfolio, DSL receives compensation, calculated daily and paid monthly, from the fund as follows: 0.75% of the first $250 million of average daily net assets; 0.70% on the next $400 million of average daily net assets; 0.65% on the next $450 million of average daily net assets; and 0.60% of the average daily net assets in excess of $1.1 billion..

The Prior Sub-Advisory Agreement.

From August 7, 2006 until January 31, 2008, FMR served as Mid Cap Growth Portfolio’s sub-adviser pursuant to a sub-advisory agreement between DSL and FMR dated May 2, 2005, as amended August 7, 2006. Pursuant to the sub-advisory agreement, FMR received monthly compensation from DSL at the annual rate of a specified percentage of Mid Cap Growth Portfolio ‘s average daily net assets as follows: 0.40% of the first $250 million of average daily net assets, and 0.35% of average daily net assets in excess of $250 million.  During Mid Cap Growth Portfolio’s most recently completed fiscal year ended December 31, 2006, FMR received an aggregate total of $1,917,577 from DSL for services rendered to Mid Cap Growth Portfolio.

The Interim Sub-Advisory Agreement.

As previously noted, in connection with the termination of the sub-advisory agreement between DSL and FMR, the Board approved, upon management’s recommendation, the appointment of ING IM on an interim basis as investment sub-adviser to Mid Cap Growth Portfolio pursuant to Rule 15a-4 under the 1940 Act, which permits the appointment of an investment adviser or sub-adviser such as ING IM on an interim basis without shareholder approval (where such approval otherwise would be required),  subject to certain conditions.

The substantive provisions of the Interim Agreement, including investment sub-advisory fees payable thereunder, are identical to those of the prior investment sub-advisory agreement with FMR, except for the identity of the parties, the terms, and provisions required by Rule 15a-4.  The Interim Agreement will expire at the earliest of: (a) the Closing Date; (b) 150 days after January 31, 2008;   (c) the approval of the ING IM Sub-Advisory Agreement by shareholders; or (d) by the replacement of ING IM, in compliance with applicable law.

The ING IM Sub-Advisory Agreement

The following summary of the ING IM Sub-Advisory Agreement is qualified in its entirety by reference to the agreement, a form of which is attached as Appendix B.

                    The terms of the ING IM Sub-Advisory Agreement are substantially similar to those of the prior sub-advisory agreement with FMR.  The ING IM Sub-Advisory Agreement provides that, subject to DSL’s and the Board’s supervision, ING IM is responsible for managing the investment operations of Mid Cap Growth Portfolio and for making investment decisions and placing orders to purchase and sell securities for Mid Cap Growth Portfolio, all in accordance with the investment objective and policies of Mid Cap Growth Portfolio as reflected in its current prospectus and statement of additional information and as may be adopted from time to time by the Board. In accordance with the requirements of the 1940 Act, ING IM will also maintain, and provide DSL with, all books and records relating to the transactions it executes or that are otherwise required under the 1940 Act, and render to the Trustees such periodic and special reports as the Board may reasonably request. The ING IM Sub-Advisory Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties thereunder, ING IM will not be liable for any act or omission in connection with its activities as sub-adviser to Mid Cap Growth Portfolio.

                    Under its terms, the ING IM Sub-Advisory Agreement will remain in full force and effect for a period of up to two years from the date of its execution, and will continue thereafter as long as its continuance is approved at least annually by the Board or by vote of a majority of the outstanding shares of the Portfolio, as well as by a majority of the Independent Trustees by vote cast in person at a meeting called for that purpose. However, the ING IM Sub-Advisory Agreement may be terminated at any time upon 60 days’ written notice without the payment of any penalty, either by vote of the Board or by vote of a majority of the outstanding voting securities of Mid Cap Growth Portfolio.  Additionally, the ING IM Sub-Advisory Agreement will terminate immediately in the event of its assignment (within the meaning of the 1940 Act) or upon the termination of Mid Cap Growth Portfolio ‘s Investment Advisory Agreement with DSL, and the ING IM Sub-Advisory Agreement may be terminated at any time by ING IM or DSL on 60 days’ written notice to the other. If the Reorganization discussed above in Proposal I is approved, the ING IM Sub-Advisory Agreement effectively will terminate when Mid Cap Growth Portfolio is liquidated in accordance with the terms of the Reorganization Plan (assuning the closing date occurs before June 28, 2008). If the Reorganization is rejected, but the ING IM Sub-Advisory Agreement is approved, ING IM will continue to provide sub-advisory services to Mid Cap Growth Portfolio and the Board will determine what action, if any, should be taken.  If neither proposal is approved, the Board will consider various options with respect to Mid Cap Growth Portfolio in accordance with applicable law.

                    Compensation payable by DSL to ING IM under the ING IM Sub-Advisory Agreement equals the compensation payable under the sub-advisory agreement with FMR and the Interim Agreement.

Other Information

Appendix D hereto lists the names, addresses, and the principal occupations of the principal executive officers of ING IM.  As of December 31, 2007, no Trustee or Officer of Mid Cap Growth Portfolio was an officer, director, employee, or shareholder of ING IM.  No Trustee or Officer of Mid Cap Growth Portfolio owns securities or has any other material direct or indirect interest in ING IM.

Appendix E sets forth the name of another investment company with an investment objective and strategies similar to those adopted for Mid Cap Growth Portfolio, for which ING IM acts as an investment as sub-adviser, the annual rate of compensation and the net assets of the investment company as of June 30, 2007.

During the fiscal year ended December 31, 2007, Mid Cap Growth Portfolio did not pay commissions on portfolio brokerage transactions to brokers who may be deemed to be affiliated persons of Mid Cap Growth Portfolio, DSL, FMR, ING IM or affiliated persons of such persons.

The management agreement on behalf of Mid Cap Growth Portfolio and DSL provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio.  As such, there are no separate administration fees.  IFD serves as the distributor for Mid Cap Growth Portfolio.  During the fiscal year needed December 31, 2007, the Portfolio paid IFD $1,301,950 for distribution services.  If the proposed ING IM Sub-Advisory Agreement is approved, DSL and IFD will continue to render the same services as they currently render.  DSL, ING IM and IFD are affiliates of ING Groep, N.V., a Netherlands corporation.”

Board Considerations

At a telephonic meeting of the Board held on January 9, 2008, the Board considered a proposal to terminate FMR as sub-adviser to the Portfolio and to appoint ING IM as sub-adviser to the Portfolio under the Interim Agreement.  In determining whether to terminate the sub-advisory agreement with FMR, the Board considered that FMR would soon be replacing its portfolio manager for the Portfolio, and that this change in management would result in portfolio realignment and transaction costs to the Portfolio.  When considered alongside the proposed Reorganization, the Board concluded that the most efficient and cost-effective approach for the Portfolio would be to hire ING IM, the sub-adviser to VP MidCap Opportunities Portfolio, the acquiring Portfolio, to manage the acquired Portfolio, formerly known as FMRSM Mid Cap Growth Portfolio, during the months leading up to the proposed Reorganization.  The Board, thus, approved the proposal to terminate FMR as sub-adviser to the Portfolio.

The Board subsequently held an in-person meeting on January 31, 2008, to consider whether to approve the ING IM Sub-Advisory Agreement (the “ING IM Sub-Advisory Agreement” or “Agreement,” and together with the Interim Agreement, the “Agreements”).  At both meetings, in determining whether to take these actions, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the Agreements be approved for the Portfolio.  The material provided to the Board in support of the sub-advisory arrangement with ING IM included the following:  (1) a memorandum presenting management’s rationale for proposing a change in sub-adviser to the Portfolio and its recommendation that ING IM be retained as the sub-adviser to the Portfolio; (2) information about the proposed new portfolio management team for the Portfolio and that there would be no changes made to the Portfolio’s investment strategies to accommodate ING IM’s investment style; (3) responses from ING IM to questions posed by Kirkpatrick & Lockhart Preston Gates Ellis LLP, independent legal counsel, on behalf of the Independent Trustees; (4) supporting documents, including a copy of the Agreements with ING IM on behalf of the Portfolio; and (5) other information relevant to the Board’s evaluation.

The Board’s consideration of whether to approve the Agreements took into account several factors including, but not limited to, the following: (1) the view of DSL with respect to the reputation of ING IM as an investment manager; (2) ING IM’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by ING IM under the Agreements; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up; (5) the fairness of the compensation under the Agreements in light of the services to be provided by and the projected profitability ING IM as the Portfolio’s sub-adviser; (6) the costs of the services to be provided by ING IM; (7) the sub-advisory fee payable by DSL to ING IM and the profitability of DSL; (8) ING IM’s operations and compliance program, including its policies and procedures intended to ensure compliance with the federal securities laws; (9) ING IM’s financial condition; (10) the appropriateness of the selection of ING IM in light of the Portfolio’s investment objective and investor base; (11) ING IM’s Code of Ethics, and related procedures for complying with that Code; and (12) the fact that DSL or an affiliate will bear the cost of the proxy solicitation; and (13) the fact that ING IM is the sub-adviser of the acquiring Portfolio, VP MidCap Opportunities Portfolio, into which the Portfolio is proposed to be merged.

The Board’s consideration of whether to approve the Agreements took into account several factors including, but not limited to, the following:

THE NATURE, EXTENT AND QUALITY OF THE SUB-ADVISORY SERVICE TO BE PROVIDED.  The Board considered the scope of the sub-advisory services anticipated to be provided by ING IM to Mid Cap Growth Portfolio (including the ability to pursue Mid Cap Growth Portfolio’s investment program unchanged during the interim period), and the level of staffing, quality and experience of ING IM’s portfolio management team.  The Board concluded that ING IM is capable of providing high quality services to Mid Cap Growth Portfolio, as indicated by the experience, capability and integrity of ING IM’s management, the financial resources of ING IM, and the professional qualifications and experience of ING IM’s portfolio management team to manage Mid Cap Growth Portfolio.  The Trustees also concluded that ING IM proposed to provide services that are appropriate in scope and extent in light of Mid Cap Growth Portfolio’s current operations and during the transition period leading to the Reorganization.

THE INVESTMENT PERFORMANCE.  The Board noted that ING IM offers strategies similar to that of Mid Cap Growth Portfolio, including that ING IM has been managing two funds with similar strategies, ING MidCap Opportunities Fund and VP MidCap Opportunities Portfolio, since these funds’ inception dates.  The Board concluded, based on the Trustees’ assessment of the nature, extent and quality of investment sub-advisory services expected to be provided by ING IM and ING IM’s historical performance in managing ING MidCap Opportunities and VP MidCap Opportunities Portfolio, that ING IM is capable of generating a level of investment performance for Mid Cap Growth Portfolio that is appropriate in light of Mid Cap Growth Portfolio’s investment objective, policies and strategies during the transition period leading to the Reorganization.

THE COST OF SUB-ADVISORY SERVICES PROVIDED AND THE LEVEL OF PROFITABILITY.  The Board concluded that the level of anticipated investment sub-advisory fees payable under the ING IM Sub-Advisory Agreement is appropriate in light of the proposed sub-advisory fee schedule (which remains unchanged in comparison to the sub-advisory agreement between DSL and FMR in connection with providing sub-advisory services to Mid Cap Growth Portfolio) and the estimated expense ratio of Mid Cap Growth Portfolio (which also is expected to remain unchanged).

ECONOMIES OF SCALE.  The Board noted that the asset-based breakpoints in Mid Cap Growth Portfolio’s advisory and sub-advisory fee schedules and the Portfolio’s management fees would remain unchanged as ING IM becomes the Portfolio’s sub-adviser.  The Board also noted that it has recently reviewed and concluded that these fee schedules appropriately benefit investors by realizing economies of scale in the form of lower management and sub-advisory fees as the level of assets grows. In addition, the Board has also recently reviewed and concluded that Mid Cap Growth Portfolio’s management fees appropriately reflect Mid Cap Growth Portfolio’s current size, the current economic environment for DSL and ING IM, the competitive nature of the investment company market, and DSL’s pricing strategy.

OTHER CONSIDERATIONS.  In approving the Agreements, the Board also considered the view of DSL with respect to the reputation of ING IM as an investment manager, its strength and reputation in the industry and the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up. Additionally, the Board considered ING IM’s Code of Ethics, and related procedures for complying with that Code.  The Board noted the fact that DSL or an affiliate will bear the cost of the proxy solicitation and that ING IM is the sub-adviser of VP MidCap Opportunities Portfolio, into which the Portfolio is proposed to be merged.

Based on its review and after considering DSL’s recommendation, the Board determined that the Agreements would enable shareholders of Mid Cap Growth Portfolio to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Portfolio and its shareholders, until the date of the Reorganization. The Board then approved the Agreements, and directed that the ING IM Sub-Advisory Agreement be submitted to shareholders for approval.

The Board recommends that shareholders of Mid Cap Growth Portfolio vote “FOR” Proposal II to approve the ING IM Sub-Advisory Agreement.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about February 26, 2008.  In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

If a shareholder wishes to participate in the Special Meeting, the shareholder may submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Mid Cap Growth Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Mid Cap Growth Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote the Mid Cap Growth

Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of Mid Cap Growth Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Mid Cap Growth Portfolio at the close of business on January 11, 2008 (the “Record Date”), will be entitled to be present and give voting instructions for Mid Cap Growth Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on April 9, 2008.  As of the Record Date, the following shares of beneficial interest of  Mid Cap Growth Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
Class I	399,465.9890
Class S	33,204,450.3010
Class S2	1,414,239.3630
Total	35,018,155.6530

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of thirty percent of the outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.  A majority of the shareholders present in person or proxy may adjourn the meeting (i) in the absence of a quorum at such meeting or (ii), in the event a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless the adjournment is more than 180 days, or if after the adjournment a new record date is fixed.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of DSL, as of January 11, 2008, no current Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

Appendix F hereto lists the persons that, as of January 11, 2008, owned beneficially or of record 5% or more of the outstanding shares of any class of Mid Cap Growth Portfolio or VP MidCap Opportunities Portfolio.

Other Matters to Come Before the Special Meeting

Mid Cap Growth Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Mid Cap Growth Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Mid Cap Growth Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.,
Secretary

February 26, 2008
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of December 5, 2007, by and between ING Variable Products Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“Variable Products Trust”), on behalf of its series, ING VP MidCap Opportunities Portfolio (the “Acquiring Portfolio”), and ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (“Investors Trust”), on behalf of its series, ING FMRSM Mid Cap Growth Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class I and Class S voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of Variable Products Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of Investors Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.          Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefore: (i) to deliver to the Acquired Portfolio the number of full and fractional Class I Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to Class I shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of Class I, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Acquired Portfolio the number of full and fractional Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to Class S shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of Class S, computed in the manner and as of the time and date set forth in paragraph 2.2; (iii) to deliver to the Acquired Portfolio the number of full and fractional Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to Class S2 shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of Class S, computed in the manner and as of the time and date set forth in paragraph 2.2; and (iv) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by Investors Trust, on behalf of the Acquired Portfolio, to Variable Products Trust, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class I, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Portfolio Shares of Class I received by the Acquired Portfolio pursuant to paragraph 1.1, (ii) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class S, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Portfolio Shares of Class S received by the Acquired Portfolio pursuant to paragraph 1.1, (iii) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class S2, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Portfolio Shares of Class S received by the Acquired Portfolio pursuant to paragraph 1.1, and (iv) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of Class S Acquiring Portfolio Shares to be so credited to Class S Acquired Portfolio Shareholders, Class I Acquiring Portfolio Shares to be so credited to Class I Portfolio Shareholders, and Class S Acquiring Portfolio Shares to be so credited to Class S2 Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that appropriate class owned by such shareholders on the Closing Date. All issued and outstanding Class I, Class S and Class S2 Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class I, Class S, Class S2 of the Acquired Portfolio will represent a number of the appropriate class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing the Class I and Class S Acquiring Portfolio Shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.                                      VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.          The net asset value of a Class I and Class S Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.          The number of Class I Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Class I shall be determined with respect to Class I by dividing the value of the net assets with respect to the Class I shares of the Acquired Portfolio determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class I Acquiring Portfolio Share, determined in accordance with paragraph 2.2.  The number of Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Class S shall be determined with respect to Class S by dividing the value of the net assets with respect to the Class S shares of the Acquired Portfolio determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class S Acquiring Portfolio Share, determined in accordance with paragraph 2.2.  The number of Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Class S2 shall be determined with respect to Class S2 by dividing the value of the net assets with respect to the Class S2 shares of the Acquired Portfolio determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Class S Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Portfolio’s respective independent accountants.

3.                                      CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be April 26, 2008, or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.          The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Portfolio shall direct DST Systems, Inc.  (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class I, Class S and Class S2 shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Trustees of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                      REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of Investors Trust, Investors Trust, on behalf of the Acquired Portfolio, represents and warrants to Variable Products Trust as follows:

(a)           The Acquired Portfolio is duly organized as a series of Investors Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under Investors Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           Investors Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)            The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Investors Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Investors Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Investors Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)           All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)           Except as otherwise disclosed in writing to and accepted by Variable Products Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  Investors Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)            The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2006, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)            Since December 31, 2006, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)           On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)          All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of Investors Trust, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)           The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)           The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of Variable Products Trust, Variable Products Trust, on behalf of the Acquiring Portfolio, represents and warrants to Investors Trust as follows:

(a)           The Acquiring Portfolio is duly organized as a series of Variable Products Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under Variable Products Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           Variable Products Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)            The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Variable Products Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Variable Products Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Investors Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)           Except as otherwise disclosed in writing to and accepted by Investors Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Variable Products Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  Variable Products Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)           The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2006 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)            Since December 31, 2006, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)            On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)           For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)            All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by Variable Products Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)          The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of Variable Products Trust, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)           The Class I and Class S Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)           The information to be furnished by Variable Products Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)           That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.          The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that the Class I and Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class I and Class S Acquiring Portfolio Shares received at the Closing.

5.8.          The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          Investors Trust, on behalf of the Acquired Portfolio, covenants that Investors Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as Variable Products Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) ING Investor Trust’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder, and (b) Variable Products Trust’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of Investors Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at ING Investor’s election, to the performance by Variable Products Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of Variable Products Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          Variable Products Trust shall have delivered to Investors Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to Investors Trust and dated as of the Closing Date, to the effect that the representations and warranties of Variable Products Trust, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as Investors Trust shall reasonably request;

6.3.          Variable Products Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Variable Products Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of Variable Products Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at Variable Products Trust’s election, to the performance by Investors Trust, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of Investors Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          Investors Trust shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of Investors Trust;

7.3.          Investors Trust shall have delivered to Variable Products Trust on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to Variable Products Trust and dated as of the Closing Date, to the effect that the representations and warranties of Investors Trust, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Variable Products Trust shall reasonably request;

7.4.          Investors Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Investors Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to Investors Trust, on behalf of the Acquired Portfolio, or Variable Products Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of Investors Trust’s Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to Variable Products Trust.  Notwithstanding anything herein to the contrary, neither Investors Trust nor Variable Products Trust may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by Variable Products Trust or Investors Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to Investors Trust and Variable Products Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of Variable Products Trust and Investors Trust.  Notwithstanding anything herein to the contrary, neither Investors Trust nor Variable Products Trust may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.          Investors Trust, on behalf of the Acquired Portfolio, and Variable Products Trust, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.          The expenses relating to the proposed Reorganization will be borne equally by the investment adviser to the Acquired Portfolio (or an affiliate of the investment adviser).  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        Investors Trust and Variable Products Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before October 31, 2008, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of Investors Trust and Variable Products Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by Investors Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class I and Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

a.	ING Variable Products Trust	b.	ING Investors Trust
	7337 East Doubletree Ranch Road		7337 East Doubletree Ranch Road
	Scottsdale, Arizona 85258-2034		Scottsdale, Arizona 85258-2034
	Attn: Huey P. Falgout, Jr.		Attn: Huey P. Falgout, Jr.

	With a copy to:		With a copy to:
	Dechert LLP		Dechert LLP
	1775 I Street, N.W.		1775 I Street, N.W.
	Washington, D.C. 20006		Washington, D.C. 20006
	Attn: Jeffrey S. Puretz		Attn: Jeffrey S. Puretz

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the Commonwelath of Massachusetts without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or Acquiring Portfolio, as the case may be, as provided in the Declaration of Trust of ING Investors Trust and the Declaration of Trust of Variable Products Trust, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING VARIABLE PRODUCTS TRUST on behalf of its
ING VP MidCap Opportunities Portfolio series

By:	/s/ Michael J. Roland

Title:	Executive Vice President

ING INVESTORS TRUST on behalf of its
ING FMRSM Mid Cap Growth Portfolio series

By:	/s/ Todd Modic

Title:	Senior Vice President

APPENDIX B

FORM OF

AMENDED AND RESTATED PORTFOLIO MANAGEMENT AGREEMENT

ING INVESTORS TRUST

AGREEMENT dated the 1st day of August 2003, as amended and restated on the 31st day of January, 2008, between Directed Services, LLC (the “Manager”), a limited liability company organized in the state of Delaware, and ING Investment Management Co. (the “Portfolio Manager”), a corporation organized under the laws of the State of Connecticut.

WHEREAS, ING Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company; and

WHEREAS, the Trust is authorized to issue separate series, each series having its own investment objective or objectives, policies, and limitations; and

WHEREAS, the Trust may offer shares of additional series in the future; and

WHEREAS, pursuant to an Management Agreement, dated October 24, 1997, as amended (the “Management Agreement”), a copy of which has been provided to the Portfolio Manager, the Trust has retained the Manager to render advisory and management services with respect to certain of the Trust’s series; and

WHEREAS, pursuant to authority granted to the Manager in the Management Agreement, the Manager wishes to retain the Portfolio Manager to furnish investment advisory services to one or more of the series of the Trust, and the Portfolio Manager is willing to furnish such services to the Trust and the Manager; and

NOW, THEREFORE, in consideration of the premises and the promises and mutual covenants herein contained, it is agreed between the Manager and the Portfolio Manager as follows:

1.  Appointment.  The Manager hereby appoints the Portfolio Manager to act as the investment adviser and manager to the series of the Trust set forth on Schedule A hereto (the “Series”) for the periods and on the terms set forth in this Agreement.  The Portfolio Manager accepts such appointment and agrees to furnish the services herein set forth for the compensation herein provided.

In the event the Trust designates one or more series (other than the Series) with respect to which the Manager wishes to retain the Portfolio Manager to render investment advisory services hereunder, it shall notify the Portfolio Manager in writing.  If the Portfolio Manager is willing to render such services, it shall notify the Manager in writing, whereupon such series shall become a Series hereunder, and be subject to this Agreement.

2.  Portfolio Manager Duties.  Subject to the supervision of the Trust’s Board of Trustees and the Manager, the Portfolio Manager will provide a continuous investment program for each Series’ portfolio and determine in its discretion the composition of the assets of each Series’ portfolio, including determination of the purchase, retention, or sale of the securities, cash, and other investments contained in the portfolio.  The Portfolio Manager will provide investment research and conduct a continuous program of evaluation, investment, sales, and reinvestment of each Series’ assets by determining the securities and other investments that shall be purchased, entered into, sold, closed, or exchanged for the Series, when these transactions should be executed, and what portion of the assets of the Series should be held in the various securities and other investments in which it may invest.  From time to time, at the request of the Manager, the Portfolio Manager will cooperate with and assist a Transition Manager, hired by the Manager, when the Series’ portfolio is part of a larger transition of assets, provided that the Portfolio Manager will continue to have full discretion with respect to the Series investment portfolio. To the extent permitted by the investment policies of each Series, the Portfolio Manager shall make decisions for the Series as to foreign currency matters and make determinations as to and execute and perform foreign currency exchange contracts on behalf of the Series.  At the request of the Manager, the Portfolio Manager will participate in standing instructions giving the Trust’s custodian authority to administer daily foreign currency exchange transactions. The Portfolio Manager will provide the services under this Agreement in accordance with each Series’ investment objective or objectives, policies, and restrictions as stated in the Trust’s Registration Statement filed with the Securities and Exchange Commission (the “SEC”), as amended, copies of which shall be sent to the Portfolio Manager by the Manager prior to the commencement of this Agreement and promptly following any such amendment.  The Portfolio Manager further agrees as follows:

(a)           The Portfolio Manager will conform with the 1940 Act and all rules and regulations thereunder, all other applicable federal and state laws and regulations, with any applicable procedures adopted by the Trust’s Board of Trustees of which the Portfolio Manager has been sent a copy, and the provisions of the Registration Statement of the Trust filed under the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, as supplemented or amended, of which the Portfolio Manager has received a copy, and with the Manager’s portfolio manager operating policies and procedures as in effect on the date hereof, as such policies and procedures may be revised or amended by the Manager and agreed to by the Portfolio Manager.  In carrying out its duties under the Portfolio Manager Agreement, the Portfolio Manager will comply with the following policies and procedures:

(i)            The Portfolio Manager will (1) manage each Series so that it meets the income and asset diversification requirements of Section 851 of the Internal Revenue Code of 1986, as amended (the “Code”), and (2) manage each Series do that no action or omission on the part of the Portfolio Manager shall cause a Series to fail to comply with the diversification requirements of Section 817(h) of the Code and the regulations issued thereunder.

(ii)           The Portfolio Manager will have no duty to vote any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested unless the Manager gives the Portfolio Manager written instructions to the contrary.  The Portfolio Manager will immediately forward any proxy it receives on behalf of the Trust solicited by or with respect to the issuers of securities in which assets of the Series are invested to the Manager or to any agent of the Manager designated by the Manager in writing.

The Portfolio Manager will make appropriate personnel reasonably available for consultation for the purpose of reviewing with representatives of the Manager and/or the Board any proxy solicited by or with respect to the issuers of securities in which assets of the Series are invested.  Upon request, the Portfolio Manager will submit a voting recommendation to the Manager for such proxies.  In making such recommendations, the Portfolio Manager shall use its good faith judgment to act in the best interests of the Series.  The Portfolio Manager shall disclose to the best of its knowledge any conflict of interest with the issuers of securities that are the subject of such recommendation including whether such issuers are clients or are being solicited as clients of the Portfolio Manager or of its affiliates.

(iii)          In connection with the purchase and sale of securities for each Series, the Portfolio Manager will arrange for the timely transmission, as determined by the portfolio accounting agent to enable the agent to accurately calculate the Series’ daily net asset value,  to the custodian and portfolio accounting agent for the Series on a daily basis, such confirmation, trade tickets, and other documents and information, including, but not limited to, Cusip, Sedol, or other numbers that identify securities to be purchased or sold on behalf of the Series, as may be reasonably necessary to enable the custodian and portfolio accounting agent to perform its administrative and record keeping responsibilities with respect to the Series.  With respect to portfolio securities to be settled through the Depository Trust Company, the Portfolio Manager will arrange for the prompt transmission of the confirmation of such trades to the Trust’s custodian and portfolio accounting agent.

(iv)          The Portfolio Manager will assist the administrator for the Trust in reviewing, determining or confirming, (including, if necessary, obtaining broker-quoted prices) consistent with the procedures and policies stated in the Registration Statement for the Trust or adopted by the Board of Trustees, the value of any portfolio securities or other assets of the Series for which the administrator seeks assistance from or identifies for review by the Portfolio Manager.  The parties acknowledge that the Portfolio Manager is not a custodian of the Series’ assets and will not take possession or custody of such assets.

(v)           The Portfolio Manager will provide the Manager, no later than the 10th business day following the end of each Series’ semi-annual period and fiscal year, a letter to shareholders (to be subject to review and editing by the Manager) containing a discussion of those factors referred to in Item 5(a) of 1940 Act Form N-1A in respect of both the prior quarter and the fiscal year to date.

(vi)          The Portfolio Manager will complete and deliver to the Manager a written compliance checklist, a certified compliance acknowledgement report and the group of reports listed below in a form provided by the Manager for each month by the 10th business day of the following month:

1)             Report on Brokerage Commissions and Soft Dollar Usage.

2)             Trade Compliance reporting pertaining to Rules 17a-7, 17e-1, 10f-3, under the 1940 Act.

3)             Report on Illiquid and Restricted Securities held in each portfolio.

4)             Reports required on Issuers Credit Ratings applicable to Rule 2a-7, under the 1940 Act.

(b)           The Portfolio Manager will complete and deliver to the Manager by the 10th business day of each month a written report on each Series of the Trust that contains the following information as of the immediately previous month’s end.

(i)            A performance comparison to the Series benchmark listed in the prospectus as well as a comparison to other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities;

(ii)           Composition of the assets of each Series’ portfolio and the impact of key portfolio holdings and sector concentrations on the Series; and

(iii)          Confirmation of each Series’ current investment objective and Portfolio Manager’s projected plan to realize the Series’ investment objectives.

(c)           The Portfolio Manager will contact Morningstar to clarify any style box conflicts with each Series’ style and the anticipated timeframe in which Morningstar will remedy such conflicts, if any.

(d)           The Portfolio Manager will make available to the Trust and the Manager, promptly upon request, any of the Series’ investment records and ledgers maintained by the Portfolio Manager (which shall not include the records and ledgers maintained by the custodian or portfolio accounting agent for the Trust) as are necessary to assist the Trust and the Manager to comply with requirements of the 1940 Act and the Investment Advisers Act of 1940 (the “Advisers Act”), as well as other applicable laws.  The Portfolio Manager will furnish to regulatory authorities having the requisite authority any information or reports in connection with such services in respect to the Series which may be requested in order to ascertain whether the operations of the Trust are being conducted in a manner consistent with applicable laws and regulations.

(e)           The Portfolio Manager will provide reports to the Trust’s Board of Trustees for consideration at meetings of the Board of Trustees on the investment program for each Series and the issuers and securities represented in each Series’ portfolio, and will furnish the Trust’s Board of Trustees with respect to each Series such periodic and special reports as the Trustees and the Manager may reasonably request.

(f)            With respect to any investments, including, but not limited to, repurchase and reverse repurchase agreements, derivatives contracts, futures contracts, International Swaps and Derivatives Association, Inc. Master Agreements, and options on futures contracts (“futures”), which are permitted to be made by the Sub-Adviser in accordance with this Agreement and the investment objectives and strategies of the Series, as outlined in the Registration Statement for the Trust, the Manager hereby authorizes and directs the Sub-Adviser to do and perform every act and thing whatsoever necessary or incidental in performing its duties and obligations under this Agreement including, but not limited to, executing as agent, on behalf of each Series, brokerage agreements and other documents to establish, operate and conduct all brokerage or other trading accounts, and executing as agent, on behalf of each Series, such agreements and other documentation as may be required for the purchase or sale, assignment, transfer and ownership of any permitted investment, including limited partnership agreements, repurchase and derivative master agreements, including any schedules and annexes to such agreements, releases, consents, elections and confirmations.  The Manager acknowledges and understands that it will be bound by any such trading accounts established, and agreements and other documentation executed, by the Sub-Adviser for such investment purposes.

3.  Broker-Dealer Selection.  The Portfolio Manager is authorized to make decisions to buy and sell securities and other investments for each Series’ portfolio, broker-dealer selection, and negotiation of brokerage commission rates in effecting a security transaction.  The Portfolio Manager’s primary consideration in effecting a security transaction will be to obtain the best execution for the Series, taking into account the factors specified in the prospectus and/or statement of additional information for the Trust, and determined in consultation with the Manager, which include price (including the applicable brokerage commission or dollar spread), the size of the order, the nature of the market for the security, the timing of the transaction, the reputation, the experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution, and the execution capabilities and operational facilities of the firm involved, and the firm’s risk in positioning a block of securities.  Accordingly, the price to a Series in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified, in the judgment of the Portfolio Manager in the exercise of its fiduciary obligations to the Trust, by other aspects of the portfolio execution services offered.  Subject to such policies as the Trust’s Board of Trustees or Manager may determine and consistent with Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Manager shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Series to pay a broker-dealer for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Portfolio Manager determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Portfolio Manager’s or the Manager’s overall responsibilities with respect to the Series and to their respective other clients as to which they exercise investment discretion.  The Portfolio Manager will consult with the Manager to the end that portfolio transactions on behalf of a Series are directed to broker-dealers that participate in commission recapture programs benefiting the Series, provided that neither the Portfolio Manager nor the Manager will direct brokerage in recognition of the sale of Series shares.  To the extent consistent with these standards, the Portfolio Manager is further authorized to allocate the orders placed by it on behalf of a Series to the Portfolio Manager if it is registered as a broker-dealer with the SEC, to an affiliated broker-dealer, or to such brokers and dealers who also provide research or statistical material, or other services to the Series, the Portfolio Manager, or an affiliate of the Portfolio Manager.  Such allocation shall be in such amounts and proportions as the Portfolio Manager shall determine consistent with the above standards, and the Portfolio Manager will report on said allocation regularly to the Trust’s Board of Trustees indicating the broker-dealers to which such allocations have been made and the basis therefor.

4.  Disclosure about Portfolio Manager.  The Portfolio Manager has reviewed the most recent Post-Effective Amendment to the Registration Statement for the Trust filed with the SEC that contains disclosure about the Portfolio Manager, and represents and warrants that, with respect to the disclosure about the Portfolio Manager or information relating, directly or indirectly, to the Portfolio Manager, such Registration Statement contains, as of the date hereof, no untrue statement of any material fact and does not omit any statement of a material fact which was required to be stated therein or necessary to make the statements contained therein, in light of the circumstances under which they were made, not misleading.  The Portfolio Manager further represents and warrants that it is a duly registered investment adviser under the Advisers Act and will maintain such registration so long as this Agreement remains in effect.  The Portfolio Manager will provide the Manager with a copy of the Portfolio Manager’s Form ADV, Part II at the time the Form ADV is filed with the SEC.

5.  Expenses.  During the term of this Agreement, the Portfolio Manager will pay all expenses incurred by it and its staff and for their activities in connection with its portfolio management duties under this Agreement including, but not limited to, reimbursement of losses due to trade errors or compliance breaches.  In addition, if the Trust is required, under applicable law, to supplement the Registration Statement because of a change requested by the Portfolio Manager, the Portfolio Manager will reimburse the Trust and/or the Manager for the cost of preparing, printing and distributing such supplement, unless the Portfolio Manager is requesting the change in order to comply with an applicable law, rule or regulation.  The Manager or the Trust shall be responsible for all the expenses of the Trust’s operations.

6.  Compensation.  For the services provided to each Series, the Manager will pay the Portfolio Manager an annual fee equal to the amount specified for such Series in Schedule A hereto, payable monthly in arrears.  The fee will be appropriately prorated to reflect any portion of a calendar month that this Agreement is not in effect among the parties.  In accordance with the provisions of the Management Agreement, the Manager is solely responsible for the payment of fees to the Portfolio Manager, and the Portfolio Manager agrees to seek payment of its fees solely from the Manager; provided, however, that if the Trust fails to pay the Manager all or a portion of the management fee under said Management Agreement when due, and the amount that was paid is insufficient to cover the Portfolio Manager’s fee under this Agreement for the period in question, then the Portfolio Manager may enforce against the Trust any rights it may have as a third-party beneficiary under the Management Agreement and the Manager will take all steps appropriate under the circumstances to collect the amount due from the Trust.

7.  Marketing Materials.

(a)           During the term of this Agreement, the Portfolio Manager agrees to furnish the Manager at its principal office for prior review and approval by the Manager all written and/or printed materials, including but not limited to, PowerPoint® or slide presentations, news releases, advertisements, brochures, fact sheets and other promotional, informational or marketing materials (the “Marketing Materials”) for internal use or public dissemination, that are produced or are for use or reference by the Portfolio Manager, its affiliates or other designees, broker-dealers or the public in connection with the Series, and Portfolio Manager shall not use any such materials if the Manager reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof.  Marketing Materials may be furnished to the Manager by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

(b)           During the term of this Agreement, the Manager agrees to furnish the Portfolio Manager at its principal office all prospectuses, proxy statements, reports to shareholders, or Marketing Materials prepared for distribution to shareholders of each Series, or the public that refer to the Portfolio Manager in any way, prior to the use thereof, and the Manager shall not use any such materials if the Portfolio Manager reasonably objects in writing within five business days (or such other period as may be mutually agreed) after receipt thereof.  The Portfolio Manager’s right to object to such materials is limited to the portions of such materials that expressly relate to the Portfolio Manager, its services and its clients.  The Manager agrees to use its reasonable best efforts to ensure that materials prepared by its employees or agents or its affiliates that refer to the Portfolio Manager or its clients in any way are consistent with those materials previously approved by the Portfolio Manager as referenced in the first sentence of this paragraph.  Marketing Materials may be furnished to the Portfolio Manager by first class or overnight mail, facsimile transmission equipment, electronic delivery or hand delivery.

8.  Compliance.

(a)           The Portfolio Manager agrees to use reasonable compliance techniques and policies and procedures reasonably designed to prevent violations of the federal securities laws as the Manager or the Board of Trustees may adopt, including any written compliance procedures.

(b)           The Portfolio Manager agrees that it shall promptly notify the Manager and the Trust (i) in the event that the SEC has censured the Portfolio Manager; placed limitations upon its activities, functions or operations; suspended or revoked its registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (ii) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.  The Portfolio Manager further agrees to notify the Manager and the Trust promptly of any material fact known to the Portfolio Manager respecting or relating to the Portfolio Manager that is not contained in the Registration Statement or prospectus for the Trust (which describes the Series), or any amendment or supplement thereto, or if any statement contained therein that becomes untrue in any material respect.

(c)           The Manager agrees that it shall promptly notify the Portfolio Manager (i) in the event that the SEC has censured the Manager or the Trust; placed limitations upon either of their activities, functions, or operations; suspended or revoked the Manager’s registration as an investment adviser; or has commenced proceedings or an investigation that may result in any of these actions, or (ii) upon having a reasonable basis for believing that the Series has ceased to qualify or might not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.

9.  Books and Records.  The Portfolio Manager hereby agrees that all records which it maintains for the Series may be the property of the Trust and further agrees to promptly make available to the Trust any of such records upon the Trust’s or the Manager’s request in compliance with the requirements of Rule 31a-3 under the 1940 Act although the Portfolio Manager may, at its own expense, make and retain a copy of such records.  The Portfolio Manager further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-l under the 1940 Act.

10.  Cooperation; Confidentiality.  Each party to this Agreement agrees to cooperate with the other party and with all appropriate governmental authorities having the requisite jurisdiction (including, but not limited to, the SEC) in connection with any investigation or inquiry relating to this Agreement or the Trust.  Subject to the foregoing, the Portfolio Manager shall treat as confidential all information pertaining to the Trust and actions of the Trust, the Manager and the Portfolio Manager, and the Manager shall treat as confidential and use only in connection with the Series all information furnished to the Trust or the Manager by the Portfolio Manager, in connection with its duties under the Agreement except that the aforesaid information need not be treated as confidential if required to be disclosed under applicable law, if generally available to the public through means other than by disclosure by the Portfolio Manager or the Manager, or if available from a source other than the Manager, Portfolio Manager or the Trust.

11. Non-Exclusivity.  The services of the Portfolio Manager to the Series and the Trust are not to be deemed to be exclusive, and the Portfolio Manager shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities, provided, however, that the Portfolio Manager may not consult with any other sub-adviser of the Trust concerning transactions in securities or other assets for any investment portfolio of the Trust, including the Series, except that such consultations are permitted between the current and successor sub-advisers of the Series in order to effect an orderly transition of sub-advisory duties so long as such consultations are not concerning transactions prohibited by Section 17(a) of the 1940 Act.

12.  Representations Respecting Portfolio Manager.  The Manager agrees that neither the Manager, nor affiliated persons of the Manager, shall give any information or make any representations or statements in connection with the sale of shares of the Series concerning the Portfolio Manager or the Series other than the information or representations contained in the Registration Statement, prospectus, or statement of additional information for the Trust’s shares, as they may be amended or supplemented from time to time, or in reports or proxy statements for the Trust, or in sales literature or other promotional material approved in advance by the Portfolio Manager, except with the prior permission of the Portfolio Manager.

13.  Control.  Notwithstanding any other provision of the Agreement, it is understood and agreed that the Trust shall at all times retain the ultimate responsibility for and control of all functions performed pursuant to this Agreement and has reserved the right to reasonably direct any action hereunder taken on its behalf by the Portfolio Manager.

14.  Liability.  Except as may otherwise be required by the 1940 Act or the rules thereunder or other applicable law, the Manager agrees that the Portfolio Manager, any affiliated person of the Portfolio Manager, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls the Portfolio Manager (a) shall bear no responsibility and shall not be subject to any liability for any act or omission respecting any series of the Trust that is not a Series hereunder, and (b) shall not be liable for, or subject to any damages, expenses, or losses in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or gross negligence in the performance of the Portfolio Manager’s duties, or by reason of reckless disregard of the Portfolio Manager’s obligations and duties under this Agreement.

15.  Indemnification.

(a)           The Manager agrees to indemnify and hold harmless the Portfolio Manager, any affiliated person of the Portfolio Manager, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls (“controlling person”) the Portfolio Manager (all of such persons being referred to as “Portfolio Manager Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Portfolio Manager Indemnified Person may become subject under the 1933 Act, the 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Manager’s responsibilities to the Trust which (1) may be based upon the Manager’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Manager’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering shares of the Trust or any Series, or any amendment thereof or any supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust or to any affiliated person of the Manager by a Portfolio Manager Indemnified Person; provided however, that in no case shall the indemnity in favor of the Portfolio Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

(b)           Notwithstanding Section 14 of this Agreement, the Portfolio Manager agrees to indemnify and hold harmless the Trust, the Manager, any affiliated person of the Manager, and any controlling person of the Manager (the Trust all of such persons being referred to as “Manager Indemnified Persons”) against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Manager Indemnified Person may become subject under the 1933 Act, 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Portfolio Manager’s responsibilities as Portfolio Manager of the Series which (1) may be based upon the Portfolio Manager’s negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Portfolio Manager’s reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering the shares of the Trust or any Series, or any amendment or supplement thereto, or the omission or alleged omission to state therein a material fact known or which should have been known to the Portfolio Manager and was required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished to the Manager, the Trust, or any affiliated person of the Manager or Trust by the Portfolio Manager or any affiliated person of the Portfolio Manager; provided, however, that in no case shall the indemnity in favor of a Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

(c)           The Manager shall not be liable under Paragraph (a) of this Section 15 with respect to any claim made against a Portfolio Manager Indemnified Person unless such Portfolio Manager Indemnified Person shall have notified the Manager in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Portfolio Manager Indemnified Person (or after such Portfolio Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Manager of any such claim shall not relieve the Manager from any liability which it may have to the Portfolio Manager Indemnified Person against whom such action is brought except to the extent the Manager is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Portfolio Manager Indemnified Person, the Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Portfolio Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Portfolio Manager Indemnified Person.  If the Manager assumes the defense of any such action and the selection of counsel by the Manager to represent the Manager and the Portfolio Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Portfolio Manager Indemnified Person, adequately represent the interests of the Portfolio Manager Indemnified Person, the Manager

will, at its own expense, assume the defense with counsel to the Manager and, also at its own expense, with separate counsel to the Portfolio Manager Indemnified Person, which counsel shall be satisfactory to the Manager and to the Portfolio Manager Indemnified Person.  The Portfolio Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Manager shall not be liable to the Portfolio Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Portfolio Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Portfolio Manager Indemnified Person if the compromise or settlement results, or may result, in a finding of wrongdoing on the part of the Portfolio Manager Indemnified Person.

(d)           The Portfolio Manager shall not be liable under Paragraph (b) of this Section 15 with respect to any claim made against a Manager Indemnified Person unless such Manager Indemnified Person shall have notified the Portfolio Manager in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Manager Indemnified Person (or after such Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Portfolio Manager of any such claim shall not relieve the Portfolio Manager from any liability which it may have to the Manager Indemnified Person against whom such action is brought except to the extent the Portfolio Manager is prejudiced by the failure or delay in giving such notice.  In case any such action is brought against the Manager Indemnified Person, the Portfolio Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Manager Indemnified Person.  If the Portfolio Manager assumes the defense of any such action and the selection of counsel by the Portfolio Manager to represent both the Portfolio Manager and the Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Manager Indemnified Person, adequately represent the interests of the Manager Indemnified Person, the Portfolio Manager will, at its own expense, assume the defense with counsel to the Portfolio Manager and, also at its own expense, with separate counsel to the Manager Indemnified Person, which counsel shall be satisfactory to the Portfolio Manager and to the Manager Indemnified Person.  The Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Portfolio Manager shall not be liable to the Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation.  The Portfolio Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Manager Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Manager Indemnified Person.

16.  Duration and Termination.  With respect to each Series identified as a Series on Schedule A hereto as in effect on December 15, 2006, unless earlier terminated with respect to any Series this Agreement shall continue in full force and effect through November 30, 2008.  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of

Trustees of the Trust, or (ii) the vote of a majority of the outstanding voting shares of the Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Trust who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Trust or the Manager, cast in person at a meeting called for the purpose of voting on such approval.

With respect to any Series that was added to Schedule A hereto after December 15, 2006, the Agreement shall become effective on the date reflected on Schedule A, subject to the condition that the Trust’s Board of Trustees, including a majority of those Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Manager or Portfolio Manager, and the shareholders of such Series, shall have approved this Agreement.  Unless terminated earlier as provided herein with respect to any such Series, the Agreement shall continue in full force and effect for a period of two years from the date of its effectiveness (as identified above) with respect to that Series.  Thereafter, unless earlier terminated with respect to a Series, the Agreement shall continue in full force and effect with respect to each such Series for periods of one year, provided that such continuance is specifically approved at least annually by (i) the vote of a majority of the Board of Trustees of the Trust, or (ii) vote of a majority of the outstanding voting shares of such Series (as defined in the 1940 Act), and provided that such continuance is also approved by the vote of a majority of the Board of Trustees of the Trust who are not parties to this Agreement or “interested persons” (as defined in the 1940 Act) of the Trust or the Manager or Portfolio Manager, cast in person at a meeting called for the purpose of voting on such approval. However, any approval of this Agreement by the holders of a majority of the outstanding shares (as defined in the 1940 Act) of a Series shall be effective to continue this Agreement with respect to such Series notwithstanding (i) that this Agreement has not been approved by the holders of a majority of the outstanding shares of any other Series or (ii) that this agreement has not been approved by the vote of a majority of the outstanding shares of the Trust, unless such approval shall be required by any other applicable law or otherwise.  Notwithstanding the foregoing, this Agreement may be terminated with respect to any Series covered by this Agreement: (a) by the Manager at any time, upon sixty (60) days’ written notice to the Portfolio Manager and the Trust, (b) at any time without payment of any penalty by the Trust, by the Trust’s Board of Trustees or a majority of the outstanding voting securities of each Series, upon sixty (60) days’ written notice to the Manager and the Portfolio Manager, or (c) by the Portfolio Manager upon three (3) months’ written notice unless the Trust or the Manager requests additional time to find a replacement for the Portfolio Manager, in which case the Portfolio Manager shall allow the additional time requested by the Trust or Manager not to exceed three (3) additional months beyond the initial three-month notice period; provided, however, that the Portfolio Manager may terminate this Agreement at any time without penalty, effective upon written notice to the Manager and the Trust, in the event either the Portfolio Manager (acting in good faith) or the Manager ceases to be registered as an investment adviser under the Advisers Act or otherwise becomes legally incapable of providing investment management services pursuant to its respective contract with the Trust, or in the event the Manager becomes bankrupt or otherwise incapable of carrying out its obligations under this Agreement, or in the event that the Portfolio Manager does not receive compensation for its services from the Manager or the Trust as required by the terms of this agreement.

In the event of termination for any reason, all records of each Series for which the

Agreement is terminated shall promptly be returned to the Manager or the Trust, free from any claim or retention of rights in such record by the Portfolio Manager, although the Portfolio Manager may, at its own expense, make and retain a copy of such records.  This Agreement shall automatically terminate in the event of its assignment (as such term is described in the 1940 Act).  In the event this Agreement is terminated or is not approved in the manner described above, the Sections or Paragraphs numbered 9, 10, 12, 13, 14 and 15 of this Agreement shall remain in effect, as well as any applicable provision of this Section numbered 16 and, to the extent that only amounts are owed to the Portfolio Manager as compensation for services rendered while the agreement was in effect, Section 6.

(b)           Notices.  Any notice must be in writing and shall be sufficiently given (1) when delivered in person, (2) when dispatched by telegram or electronic facsimile transfer (confirmed in writing by postage prepaid first class air mail simultaneously dispatched), (3) when sent by internationally recognized overnight courier service (with receipt confirmed by such overnight courier service), or (4) when sent by registered or certified mail, to the other party at the address of such party set forth below or at such other address as such party may from time to time specify in writing to the other party.

If to the Trust:

ING Investors Trust

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

Attention:  Huey P. Falgout, Jr.

If to the Portfolio Manager:

ING Investment Management Co.

10 State House Square

Hartford, CT  06103-3602

Attention:  Michael Gioffre

17.  Amendments.  No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought, and no amendment of this Agreement shall be effective until approved as required by applicable law.

18.  Miscellaneous.

(a)           This Agreement shall be governed by the laws of the State of Arizona, provided that nothing herein shall be construed in a manner inconsistent with the 1940 Act, the Advisers Act or rules or orders of the SEC thereunder, and without regard for the conflicts of laws principle thereof.  The term “affiliate” or “affiliated person” as used in this Agreement shall mean “affiliated person” as defined in Section 2(a)(3) of the 1940 Act.

(b)           The Manager and the Portfolio Manager acknowledge that the Trust enjoys the rights of a third-party beneficiary under this Agreement, and the Manager acknowledges that the Portfolio Manager enjoys the rights of a third party beneficiary under the Management Agreement.

(c)           The captions of this Agreement are included for convenience only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

(d)           To the extent permitted under Section 16 of this Agreement, this Agreement may only be assigned by any party with the prior written consent of the other parties.

(e)           If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby, and to this extent, the provisions of this Agreement shall be deemed to be severable.

(f)            Nothing herein shall be construed as constituting the Portfolio Manager as an agent or co-partner of the Manager, or constituting the Manager as an agent or co-partner of the Portfolio Manager.

(g)           This Agreement may be executed in counterparts.

IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed as of the day and year first above written.

DIRECTED SERVICES, LLC

By:
Todd Modic
Senior Vice President

ING INVESTMENT MANAGEMENT CO.

By:

Title

AMENDED SCHEDULE A

with respect to the

AMENDED AND RESTATED PORTFOLIO MANAGEMENT AGREEMENT

between

DIRECTED SERVICES, LLC

and

ING INVESTMENT MANAGEMENT CO.

Series	Annual Sub-Advisory Fee
(as a percentage of average daily net assets)

ING Focus 5 Portfolio	0.144%

ING Global Resources Portfolio	0.4000%

ING Global Technology Portfolio	0.5625% on first $1 billion 0.5175% on assets thereafter

ING International Growth Opportunities Portfolio	0.4500% on first $500 million 0.3600% on assets in excess of $500 million

ING Limited Maturity Bond Portfolio and ING Liquid Assets Portfolio	0.1575% on the first $200 million in combined assets of these Series 0.1350% on the next $300 million 0.1125% on assets in excess of $500 million

ING Stock Index Portfolio	0.1170%

ING Mid Cap Growth Portfolio	0.40% on first $250 million 0.35% on assets over $250 million

APPENDIX C

ADDITIONAL INFORMATION REGARDING

ING VP MIDCAP OPPORTUNITIES PORTFOLIO

(THE “PORTFOLIO”)

About Your Investment

Shares of the Portfolio are offered for purchase by separate accounts to serve as investment options under Variable Contracts, to Qualified Plans, to certain other investment companies and to other investors permitted to satisfy the diversification and other requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended, (“Code”) and under the federal tax regulations, revenue rulings or private letter rulings issued by the Internal Revenue Service.

You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your Variable Contract or Qualified Plan.

The insurance company that issued your Variable Contract is responsible for investing in the Portfolio according to the investment options you’ve chosen. You should consult your Variable Contract prospectus, prospectus summary or disclosure statement for additional information about how this works. The Portfolio assumes no responsibility for such prospectus, prospectus summary or disclosure statement.

ING Funds Distributor, LLC, (“IFD” or “Distributor”), the distributor for the Portfolio, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING Funds in size and cash flow pattern. Accordingly, the performance of this Portfolio can be expected to vary from those of the other portfolios.

ING Variable Products Trust (“IVP”) currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts, offers its shares directly to Qualified Plans or offers its shares to other permitted investors. However, it is possible that the interests of owners of Variable Contracts and Qualified Plans, for which the Portfolio serves as investment options, and other permitted investors might at some time be in conflict because of differences in tax treatment or other considerations.  The Portfolio’s Board of Trustees (“Board”) directed ING Investments to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans, and other permitted investors, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its Separate Accounts from the Portfolio, a pension plan, investment company or other permitted investor, which might force the Portfolio to sell securities at disadvantageous prices.

The Portfolio may discontinue offering shares at any time. If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

Net Asset Value

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by that investment company.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                 Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                 Securities of an issuer that has entered into a restructuring;

•                 Securities whose trading has been halted or suspended;

•                 Fixed-income securities that have gone into default and for which there are no current market value quotations; and

•                 Securities that are restricted as to transfer or resale.

The Portfolio or the adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company’s Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.  When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan is received in proper form.

Management of the Portfolio

Adviser

ING Investments, LLC (“ING Investments” or the “Adviser”), an Arizona limited liability company, serves as the investment adviser to the Portfolio.  ING Investments has overall responsibility for the management of the Portfolio.  ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser.  ING Investments is an indirect, wholly owned subsidiary of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.  ING Investments began investment management in April of 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.

As of December 31, 2007, ING Investments managed approximately $54 billion in assets.  The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.  ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.

ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s investment portfolio pursuant to a sub-advisory agreement.  ING Investments is responsible for monitoring the investment program and performance of the sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolio’s Board.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2006.

Sub-Adviser and Portfolio Managers

ING Investments has engaged ING Investment Management Co. (“ING IM”), a Connecticut corporation, to serve as sub-adviser to  the Portfolio.  ING IM is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies, subject to oversight by ING Investments and the Board.  Founded in 1972, ING IM is registered with the SEC as an investment adviser.  ING IM is an indirect, wholly owned subsidiary of ING Groep and is an affiliate of ING Investments.  ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.  As of December 31, 2006, ING IM managed approximately $68.05 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.

The Portfolio has been managed by Richard Welsh and Jeff Bianchi since July 2005. Richard Welsh, Portfolio Manager, has over 16 years of investment management experience.  Mr. Welsh joined ING IM in 2004, from Columbus Circle Investors, where he was senior investment analyst of their large-cap core and large-cap growth disciplines from 2002-2004.  Prior to that, Mr. Welsh was a portfolio manager with Evergreen Funds from 1999-2001.  Jeff Bianchi, Portfolio Manager, joined ING IM in 1994 and has over 13 years of investment management experience.  Before assuming his current responsibilities, Mr. Bianchi provided quantitative analysis for the firm’s small-capitalization equity strategies.

ING Investments has overall responsibility for monitoring the investment program maintained by ING IM for compliance with applicable laws and regulations and the Portfolio’s investment objective.

ING Investments pays ING IM a fee at an annual rate based on the average daily net asset value of the Portfolio.  ING Investments pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Managers

The Portfolio’s SAI provides additional information about each Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager and each Portfolio Manager’s ownership of securities in the Portfolio.

Portfolio Distribution

The Portfolio is distributed by IFD.  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road.

IFD is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Additional Information Regarding the Classes of Shares

The Portfolio’s shares are classified into Adviser Class, Class I, and Service Class shares.  The three classes of shares of the Portfolio are identical except for different expenses, certain related rights and certain shareholder services.   All classes of the Portfolio have a common investment objective and investment portfolio.

Shareholder Servicing Plan and Plan of Distribution

IVP has adopted a Shareholder Services Plan (“Plan”), under the Investment Company Act of 1940, as amended (“1940 Act”) for the Class S shares of the Portfolio. The Plan allows IVP’s Administrator, IFS, to pay for services including, but not limited to, providing information about the Portfolio and delivering Portfolio documents. Under the Plan, the Portfolio makes payments at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of a Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries as investment options for the Variable Contracts issued by insurance companies, and as investment options for the Qualified Plans. Omnibus accounts generally do not identify customers’ trading activity on an individual basis. The Portfolio’s administrator has agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within a Portfolio by their customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the plan documentation, for its policies regarding frequent, short-term trading.  With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity would be harmful to the Portfolio and their shareholders, even if such activity is not strictly prohibited by the intermediaries’ excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on Portfolio performance.

A Portfolio that invests in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time a Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in a Portfolio which does not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, a Portfolio that holds thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s investment portfolio securities is available in the Portfolio’s SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter.  The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1).  The Portfolio’s investment portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current.  The Portfolio’s website is located at www.ingfunds.com.

How ING Compensates Entities Offering Its Portfolios as Investment Options in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. In addition to the Portfolio paying fees under the Portfolio’s Shareholder Service and Distribution Plan (collectively, “ING”), the Portfolio’s Adviser or Distributor, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The

Portfolio’s Adviser and Distributor may make these payments for administrative, recordkeeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is IFD. IFD has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of April 30, 2007, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; SAFECO Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Co. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Additionally, if the Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on the Portfolio it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. Neither the Portfolio, the Adviser, nor the Distributor are a party to these arrangements. Investors should consult the prospectus and SAI for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING VP MidCap Opportunities Portfolio’s financial statements, which have been audited by KPMG, LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2007, which is unaudited.

	Class I
	Six Months Ended June 30,
			Year Ended December 31,
	2007		2006	2005	2004	2003	2002
	(unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$8.16		7.57	6.86	6.15	4.50	6.07

Income (loss) from investment operations:

Net investment loss	$(0.02)		(0.03)	(0.02)	(0.02)	(0.02)	(0.02)

Net realized and unrealized gain (loss) on investments	$1.24		0.62	0.73	0.73	1.67	(1.55)

Total from investment operations	$1.22		0.59	0.71	0.71	1.65	(1.57)

Net asset value, end of period	$9.38		8.16	7.57	6.86	6.15	4.50

Total Return(1)%	14.95		7.79	10.35	11.54	36.67	(25.86)

Ratios and Supplemental Data:

Net assets, end of period (000’s)	$72,816		71,154	78,760	83,969	13,496	4,683

Ratios to average net assets:

Gross expenses prior to expense reimbursement(2)%	0.92		0.95	0.97	0.96	1.21	1.53

Net expenses after expense reimbursement(2)(3)%	0.90	†	0.90	0.90	0.94	0.90	0.88

Net investment loss after expense reimbursement(2)(3)%	(0.43	)†	(0.32)	(0.31)	(0.47)	(0.53)	(0.42)

Portfolio turnover rate %	78		139	90	73	162	387

(1)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)

The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

†	Impact of waiving the advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

	Class S
	Six Months Ended June 30,		Year Ended December 31,
	2007		2006	2005	2004	2003	2002
	(unaudited)
Per Share Operating Performance:

Net asset value, beginning of period	$8.05		7.48	6.79	6.11	4.47	6.04

Income (loss) from investment operations:

Net investment loss	$(0.03)		(0.05)	(0.04)	(0.03)	(0.03)	(0.02)

Net realized and unrealized gain (loss) on investments	$1.23		0.62	0.73	0.71	1.67	(1.55)

Total from investment operations	$1.20		0.57	0.69	0.68	1.64	(1.57)

Net asset value, end of period	$9.25		8.05	7.48	6.79	6.11	4.47

Total Return(1)%	14.91		7.62	10.16	11.13	36.69	(25.99)

Ratios and Supplemental Data:

Net assets, end of period (000’s)	$33,847		33,810	41,989	42,808	7,089	2,595

Ratios to average net assets:

Gross expenses prior to expense reimbursement(2)%	1.17		1.20	1.22	1.21	1.45	1.75

Net expenses after expense reimbursement(2)(3)%	1.10	†	1.10	1.10	1.14	1.10	1.12

Net investment loss after expense reimbursement(2)(3)%	(0.63	)†	(0.53)	(0.51)	(0.68)	(0.73)	(0.67)

Portfolio turnover rate %	78		139	90	73	162	387

(1)                   Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)                   Annualized for periods less than one year.

(3)                   The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

†                         Impact of waiving the advisor fee for the ING Institutional Prime Money Market Fund holding has less than 0.01% impact on the expense ratio.

Appendix D

Principal Executive Officers of ING Investment Management Co.

230 Park Avenue

New York, New York 10169

NAME AND TITLE

Robert Leary – CEO

Rick Nelson – CIO

Jeff Becker – CFO

J. Scott Fox – COO

Michael Gioffre – CCO

Mark Weber – Executive Vice President

Gerald Lins – General Counsel

James Kase – Executive Vice President

Arthur Kalita – Executive Vice President

Greg McGreevey – Executive Vice President

Kevin McMahon, Executive Vice President

Jeff Bakalar, Senior Vice President

Daniel Norman, Senior Vice President

D-1

Appendix E

ADVISORY FEE RATE OF A FUND WITH SIMILAR INVESTMENT OBJECTIVES ADVISER OR SUB-ADVISED BY ING INVESTMENT MANAGEMENT CO. (“ING IM”)

The following table sets forth the name of another investment company, with investment objective and strategies similar to Mid Cap Growth Portfolio, for which ING IM acts as an investment sub-adviser, the annual rate of compensation and the net assets of the investment company. The information below is given as of June 30, 2007.

FUND	NET ASSETS ($)	ANNUAL COMPENSATION (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS) (%)
ING VP MidCap Opportunities Portfolio	$106,664,453	0.3375%

E-1

APPENDIX F

Security Ownership of Certain Beneficial and Record Owners

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of January 11, 2008:

ING FMR MidCap Growth Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

Security Life Insurance of Denver A VUL Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	62.4% Class I; Beneficial	0.7%	0.6%

Reliastar Life Insurance Co FBO SVUL I Attn Jill Barth Conveyor TN41 151 Farmington Ave Hartford, CT 06156-0001	36.6% Class I; Beneficial	0.4%	0.3%

ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	99.3% Class S; 99.9% Class S2; Beneficial	98.2%	80.8%

ING VP MidCap Opportunities Portfolio

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio	Percentage of Combined Portfolio After the Reorganization*

ING Life Insurance & Annuity Co 151 Farmington Ave Hartford, CT 06156-0001	97.9% Class A; Beneficial	0.0%	0.0%

Reliastar Life Insurance Co FBO Select III Non Qualified Rte 5106 PO Box 20 Minneapolis, MN 55440-0020	61.6% Class I; Beneficial	44.9%	10.1%

ING Life Insurance & Annuity Co ACES Separate Account B Valuations Processing Department 151 Farmington Ave -RSMA Hartford, CT 06156-0001	16.9% Class I; 21.0% Class S; Beneficial	18.0%	4.0%

ING LifeStyle Growth Portfolio Attn Carneen Stokes 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	7.2% Class I; Beneficial	5.3%	1.2%

ING LifeStyle Moderate Growth Portfolio Attn Carneen Stokes 7337 E Doubletree Ranch Rd Scottsdale, AZ 85258-2034	5.5% Class I; Beneficial	4.0%	0.9%

ING USA Annuity and Life Insurance Company 1475 Dunwoody Dr West Chester, PA 19380-1478	78.8% Class S; Beneficial	21.3%	80.8%

*              On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on January 11, 2008.

F-1

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON APRIL 10, 2008

PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

i

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                            To approve an Agreement and Plan of Reorganization by and between ING Mid Cap Growth Portfolio and ING VP MidCap Opportunities Portfolio, providing for the reorganization of ING Mid Cap Growth Portfolio with and into ING VP MidCap Opportunities Portfolio.

For ☐	Against ☐	Abstain ☐

2.                            To approve an investment sub-advisory agreement among ING Investors Trust, Directed Services LLC, the investment adviser to ING Mid Cap Growth Portfolio, and ING Investment Management Co., pursuant to which ING Investment Management Co., an affiliate of Directed Services, LLC, would continue as the sub-adviser to  ING Mid Cap Growth Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 10, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

ING MID CAP GROWTH PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on April 10, 2008, at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                            To approve an Agreement and Plan of Reorganization by and between ING Mid Cap Growth Portfolio and ING VP MidCap Opportunities Portfolio, providing for the reorganization of ING Mid Cap Growth Portfolio with and into ING VP MidCap Opportunities Portfolio.

For ☐	Against ☐	Abstain ☐

2.                            To approve an investment sub-advisory agreement among ING Investors Trust, Directed Services LLC, the investment adviser to ING Mid Cap Growth Portfolio, and ING Investment Management Co., pursuant to which ING Investment Management Co., an affiliate of Directed Services, LLC, would continue as the sub-adviser to  ING Mid Cap Growth Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING VARIABLE PRODUCTS TRUST

Statement of Additional Information

February 26, 2008

Acquisition of Assets and Liabilities of:

ING Mid Cap Growth Portfolio

(formerly known as
ING FMRSM Mid Cap Growth Portfolio)
(a series of ING Investors Trust)
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

By and in Exchange for Shares of: ING VP MidCap Opportunities Portfolio (a series of ING Variable Products Trust) 7337 East Doubletree Ranch Road Scottsdale, Arizona 85252-2034

This Statement of Additional Information of ING Variable Products Trust (“SAI”) is available to the shareholders of ING Mid Cap Growth Portfolio, a series of ING Investors Trust, in connection with a proposed transaction whereby all of the assets and known liabilities of ING Mid Cap Growth Portfolio will be transferred to ING VP MidCap Opportunities Portfolio, a series of ING Variable Products Trust, in exchange for shares of ING VP MidCap Opportunities Portfolio (the “Reorganization”).

This SAI consists of: (i) this cover page; (ii) the accompanying Pro Forma Financial Statements; (iii) the Portfolio Manager’s Report for ING VP MidCap Opportunities Portfolio; and (iv) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.                                      The SAI for ING VP MidCap Opportunities Portfolio, dated April 30, 2007, as filed on April 27, 2007 (File No. 033-73140), and the SAI for ING Mid Cap Growth Portfolio, dated April 30, 2007, as filed on April 27, 2007 (File No.033-23512).

2.                                      The Financial Statements of ING VP MidCap Opportunities Portfolio are included in the Annual Report, dated December 31, 2006, as filed on March 8, 2007, and the Semi-Annual Report, dated June 30, 2007, as filed on September 5, 2007 (File No.811-08220), and the Financial Statements of ING Mid Cap Growth Portfolio are included in the Annual Report, dated December 31, 2006, as filed on March 8, 2007, and the Semi-Annual Report, dated June 30, 2007, as filed on September 5, 2007 (File No. 811-05629).

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated February 26, 2008, relating to the Reorganization of ING Mid Cap Growth Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

In connection with a proposed transaction whereby all of the assets and known liabilities of ING Mid Cap Growth Portfolio will be transferred to ING VP MidCap Opportunities Portfolio, in exchange for shares of ING VP MidCap Opportunities Portfolio, shown below are financial statements for each Portfolio and Pro Forma Financial Statements for the combined Portfolio, assuming the Reorganization is consummated, as of June 30, 2007.  The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio.  The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio.  The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio.  The tables are followed by Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2007 (Unaudited)

ASSETS:	ING Mid Cap Growth Portfolio	ING VP MidCap Opportunities Portfolio	Adjustments		ING VP MidCap Opportunities Portfolio Pro forma Combined
Investments in securities at value +*	$509,904,930	$104,150,856			$614,055,786
Short-term investments in affiliates at amortized cost	—	2,200,000			2,200,000
Short-term investments at amortized cost	151,324,000	25,257,000			176,581,000
Cash	235,072	7,462			242,534
Receivables:
Investment securities sold	34,785,895	1,044,446			35,830,341
Fund shares sold	—	18,728			18,728
Dividends and interest	211,452	26,468			237,920
Prepaid expenses	—	494			494
Total assets	696,461,349	132,705,454			829,166,803

LIABILITIES:
Payable for investment securities purchased	22,811,543	806,865			23,618,408
Payable for fund shares redeemed	724,982	39,647			764,629
Payable upon receipt of securities loaned	151,324,000	24,984,000			176,308,000
Payable to affiliates	392,980	107,607			500,587
Payable for trustee fees	—	2,413			2,413
Other accrued expenses and liabilities	—	100,469			100,469
Total liabilities	175,253,505	26,041,001			201,294,506
NET ASSETS	$521,207,844	$106,664,453	$		$627,872,297

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,275,837,503	$129,901,350			$1,405,738,853
Accumulated net investment loss	(714,926)	(260,692)			(975,618)
Accumulated net realized loss on investments and foreign currency related transactions	(765,337,437)	(36,912,205)			(802,249,642)
Net unrealized appreciation on investments and foreign currency related transactions	11,422,704	13,936,000			25,358,704
NET ASSETS	$521,207,844	$106,664,453	$		$627,872,297

+ Including securities loaned at value	$148,224,053	$24,228,077			$172,452,130
* Cost of investments in securities	$498,482,226	$90,214,856			$588,697,082

ADV Class
Net assets	$1,074	$1,171	$—	(A)	$2,245
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.01			$0.01
Shares outstanding	82	125	33	(B)	240
Net asset value and redemption price per share	$13.06	$9.35			$9.35

Class I
Net assets	$6,030,941	$72,816,247	$	(A)	$78,847,188
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.01			$0.01
Shares outstanding	454,242	7,761,658	188,715	(B)	8,404,615
Net asset value and redemption price per share	$13.28	$9.38			$9.38

Class S
Net assets	$495,353,463	$33,847,035	19,822,366	(A), (C)	$549,022,864
Shares authorized	unlimited	unlimited			unlimited
Par value	$0.001	$0.01			$ `0.01
Shares outstanding	37,723,647	3,660,961	17,971,037	(B), (C)	59,355,645
Net asset value and redemption price per share	$13.13	$9.25			$9.25

Class S2
Net assets	$19,822,366	n/a	(19,822,366)	(C)	$—
Shares authorized	unlimited	n/a			unlimited
Par value	$0.001	n/a			$0.001
Shares outstanding	1,519,709	n/a	(1,519,709)	(B), (C)	—
Net asset value and redemption price per share	$13.04	n/a			$—

(A)	Reflects adjustment for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).
(B)	Reflects new shares issued, net of retired shares of ING Mid Cap Growth Portfolio. (Calculation: Net Assets ÷ NAV per share)
(C)	Reflects Class S2 merged into Class S

1

STATEMENTS OF OPERATIONS (Unaudited)

	ING Mid Cap Growth Portfolio for the twelve months ended June 30, 2007	ING VP MidCap Opportunities Portfolio for the twelve months ended June 30, 2007	Adjustments		ING VP MidCap Opportunities Portfolio Pro forma Combined for the twelve months ended June 30, 2007
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,982,132	$391,081			$3,373,213
Interest	526,616	145,222			671,838
Securities lending income	142,095	46,046			188,141
Total investment income	3,650,843	582,349			4,233,192

EXPENSES:
Investment management fees / Unified fees	3,517,036	801,480	624,120	(A)	4,942,636
Distribution and service fees:
ADV Class	1	4			5
Class S	1,315,336	86,209	48,950	(A)	1,450,495
Class S2	97,896	—	(97,896)	(A)	—
Transfer agent fees	—	375			375
Administrative service fees	—	106,863	552,150	(A)	659,013
Shareholder reporting expense	—	42,555	165,645	(A)	208,200
Registration fees	—	648			648
Professional fees	—	16,209	96,625	(A)	112,834
Custody and accounting expense	—	14,900	27,610	(A)	42,510
Director/ Trustee fees	40,782	2,982			43,764
Offering expense	—	—			—
Miscellaneous expense	—	8,829			8,829
Total expenses	4,971,051	1,081,054	1,417,204		7,469,309
Less:
Net waived and reimbursed fees	(33,348)	(41,425)	(1,707,385)	(A)	(1,782,158)
Brokerage commission recapture	(7,953)	—			(7,953)
Net expenses	4,929,750	1,039,629	(290,181)		5,679,198
Net investment income	(1,278,907)	(457,280)	290,181		(1,446,006)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS AND FUTURES:
Net realized gain (loss) on:
Investments	94,876,137	15,001,652			109,877,789
Foreign currency related transactions	(7,743)	—			(7,743)
Futures	(736,854)	—			(736,854)
Net realized gain on investments and foreign currency related transactions	94,131,540	15,001,652			109,133,192
Net change in unrealized appreciation or depreciation on:
Investments	(31,926,174)	2,862,947			(29,063,227)
Foreign currency related transactions	(34)	—			(34)
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	(31,926,208)	2,862,947			(29,063,261)
Net realized and unrealized gain on investments and foreign currency related transactions	62,205,332	17,864,599			80,069,931
Increase in net assets resulting from operations	$60,926,425	$17,407,319	290,181		$78,623,925

*Foreign taxes withheld	$2,200	$25,855	$28,055

(A)      Reflects adjustment in expenses due to effects of new contractual rates of VP MidCap Opportunities Portfolio.

2

Portfolios of Investments as of June 30, 2007 (Unaudited).

		Pro Forma (Unaudited)					Pro Forma (Unaudited)
ING Mid Cap Growth Portfolio	ING VP MidCap Opportunities Portfolio	ING VP MidCap Opportunities Portfolio			ING Mid Cap Growth Portfolio	ING VP MidCap Opportunities Portfolio	ING VP MidCap Opportunities Portfolio
	Shares					Value
COMMON STOCK 97.8%
				Advertising: 0.2%
—	21,800	21,800		Omnicom Group	—	1,153,656	1,153,656
					—	1,153,656	1,153,656	cs

				Aerospace/Defense: 2.9%
296,600	44,200	340,800	@,L	BE Aerospace, Inc.***	12,249,580	1,825,460	14,075,040
—	13,100	13,100		L-3 Communications Holdings, Inc.	—	1,275,809	1,275,809
—	57,000	57,000	@,L	Orbital Sciences Corp.	—	1,197,570	1,197,570
3,000	—	3,000		Rockwell Collins, Inc.***	211,920	—	211,920
41,000	—	41,000	@	Spirit Aerosystems Holdings, Inc.***	1,478,050	—	1,478,050
					13,939,550	4,298,839	18,238,389	cs

				Agriculture: 0.3%
—	20,900	20,900		Loews Corp.	—	1,614,943	1,614,943
					—	1,614,943	1,614,943	cs

				Airlines: 2.2%
330,100	—	330,100	@,L	AMR Corp.***	8,698,135	—	8,698,135
168,500	—	168,500	@,L	US Airways Group, Inc. — New***	5,100,495	—	5,100,495
					13,798,630	—	13,798,630	cs

				Apparel: 1.5%
—	37,800	37,800	@	Coach, Inc.	—	1,791,342	1,791,342
—	24,972	24,972	@,@@,L	Gildan Activewear, Inc.	—	856,290	856,290
—	27,300	27,300	L	Phillips-Van Heusen	—	1,653,561	1,653,561
49,880	—	49,880		Polo Ralph Lauren Corp.***	4,893,727	—	4,893,727
					4,893,727	4,301,193	9,194,920	cs

				Banks: 0.7%
108,900	—	108,900		People’s United Financial, Inc.***	1,930,797	—	1,930,797
83,900	—	83,900		Synovus Financial Corp.***	2,575,730	—	2,575,730
					4,506,527	—	4,506,527	cs

3

				Biotechnology: 2.5%
122,032	—	122,032	@	Biogen Idec, Inc.***	6,528,712	—	6,528,712
11,400	—	11,400	@,L	Celgene Corp.***	653,562	—	653,562
129,600	—	129,600	@	Charles River Laboratories International, Inc.***	6,689,952	—	6,689,952
159,000	—	159,000	@,L	Millennium Pharmaceuticals, Inc.***	1,680,630	—	1,680,630
					15,552,856	—	15,552,856	cs

				Chemicals: 0.5%
49,700	—	49,700		Sherwin-Williams Co.***	3,303,559	—	3,303,559
					3,303,559	—	3,303,559	cs

				Coal: 0.3%
—	41,500	41,500	L	Peabody Energy Corp.	—	2,007,770	2,007,770
					—	2,007,770	2,007,770	cs

				Commercial Services: 3.5%
—	24,583	24,583		Arbitron, Inc.	—	1,266,762	1,266,762
40,400	—	40,400	@	Corrections Corp. of America	2,549,644	—	2,549,644
—	39,400	39,400	@,L	Gartner, Inc.	—	968,846	968,846
—	22,200	22,200		McKesson Corp.	—	1,324,008	1,324,008
289,777	—	289,777	L	Pharmaceutical Product Development, Inc.***	11,089,766	—	11,089,766
—	57,700	57,700	@,L	Quanta Services, Inc.	—	1,769,659	1,769,659
—	128,700	128,700		Service Corp. International	—	1,644,786	1,644,786
—	26,800	26,800		Watson Wyatt Worldwide, Inc.	—	1,352,864	1,352,864
					13,639,410	8,326,925	21,966,335	cs

				Computers: 5.8%
57,900	—	57,900	@	Apple, Inc.***	7,066,116	—	7,066,116
1,590,400	—	1,590,400	@,L	Brocade Communications Systems, Inc.***	12,436,928	—	12,436,928
119,300	—	119,300	@	Cadence Design Systems, Inc.***	2,619,828	—	2,619,828
26,500	13,800	40,300	@	Cognizant Technology Solutions Corp.***	1,989,885	1,036,242	3,026,127
6,400	—	6,400	L	Factset Research Systems, Inc.***	437,440	—	437,440
—	14,800	14,800	@	Micros Systems, Inc.	—	805,120	805,120
—	59,800	59,800	@	Network Appliance, Inc.	—	1,746,160	1,746,160
22,900	—	22,900	@	Sandisk Corp.***	1,120,726	—	1,120,726
612,300	—	612,300	@	Sun Microsystems, Inc.***	3,220,698	—	3,220,698
—	40,300	40,300	@	Synopsys, Inc.	—	1,065,129	1,065,129
123,400	—	123,400	@,L	Western Digital Corp.***	2,387,790	—	2,387,790
					31,279,411	4,652,651	35,932,062	cs

4

				Cosmetics/Personal Care: 1.6%
85,300	28,300	113,600		Avon Products, Inc.***	3,134,775	1,040,025	4,174,800
135,000	—	135,000	@,L	Bare Escentuals, Inc.***	4,610,250	—	4,610,250
—	17,800	17,800	@,L	Chattem, Inc.	—	1,128,164	1,128,164
					7,745,025	2,168,189	9,913,214	cs

				Distribution/Wholesale: 0.2%
87,480	—	87,480	L	Building Materials Holding Corp.***	1,241,341	—	1,241,341
					1,241,341	—	1,241,341	cs

				Diversified Financial Services: 0.9%
107,000	—	107,000	@,L	AmeriCredit Corp.***	2,840,850	—	2,840,850
100	—	100	L	Chicago Mercantile Exchange Holdings, Inc.***	53,436	—	53,436
—	32,100	32,100	@	Investment Technology Group, Inc.	—	1,390,893	1,390,893
22,200	—	22,200		T. Rowe Price Group, Inc.***	1,151,958	—	1,151,958
					4,046,244	1,390,893	5,437,137	cs

				Electric: 1.6%
51,664	69,800	121,464	@	AES Corp.***	1,130,408	1,527,224	2,657,632
28,700	—	28,700	@,L	Allegheny Energy, Inc.***	1,484,938	—	1,484,938
35,100	—	35,100		Constellation Energy Group, Inc.***	3,059,667	—	3,059,667
67,100	—	67,100		PPL Corp.***	3,139,609	—	3,139,609
					8,814,622	1,527,224	10,341,846	cs

				Electrical Components & Equipment: 3.0%
16,634	—	16,634	@	Advanced Energy Industries, Inc. ***	376,926	—	376,926
—	30,300	30,300	W	Ametek, Inc.	—	1,202,304	1,202,304
37,200	—	37,200		Belden Cdt, Inc. ***	2,059,020	—	2,059,020
334,996	—	334,996	@,L	Energy Conversion Devices, Inc. ***	10,324,577	—	10,324,577
14,100	22,900	37,000	@,L	General Cable Corp. ***	1,068,075	1,734,675	2,802,750
133,208	—	133,208	@	GrafTech International Ltd. ***	2,243,223	—	2,243,223
					16,071,821	2,936,979	19,008,800	cs

				Electronics: 3.6%
97,100	—	97,100	@,L	Arrow Electronics, Inc. ***	3,731,553	—	3,731,553
283,307	—	283,307	@,L	Cymer, Inc. ***	11,388,941	—	11,388,941
—	28,300	28,300	@	Dolby Laboratories, Inc.	—	1,002,103	1,002,103
104,000	—	104,000	@	Thermo Electron Corp. ***	5,378,880	—	5,378,880
—	38,500	38,500	@	Trimble Navigation Ltd.	—	1,239,700	1,239,700
					20,499,374	2,241,803	22,741,177	cs

				Engineering & Construction: 2.5%
4,000	—	4,000	L	Fluor Corp. ***	445,480	—	445,480
103,200	13,600	116,800	@	Foster Wheeler Ltd.	11,041,368	1,455,064	12,496,432

5

3,000	—	3,000	@,L	Jacobs Engineering Group, Inc. ***	172,530	—	172,530
—	27,500	27,500	@	McDermott International, Inc.	—	2,285,800	2,285,800
					11,659,378	3,740,864	15,400,242	cs

				Entertainment: 1.4%
71,900	—	71,900		International Game Technology***	2,854,430	—	2,854,430
—	60,900	60,900	@,L	Macrovision Corp.	—	1,830,654	1,830,654
68,000	—	68,000	@,L	Penn National Gaming, Inc. ***	4,086,120	—	4,086,120
					6,940,550	1,830,654	8,771,204	cs

				Food: 0.9%
27,400	—	27,400		Campbell Soup Co. ***	1,063,394	—	1,063,394
26,700	—	26,700		Corn Products International, Inc. ***	1,213,515	—	1,213,515
27,600	—	27,600		Kroger Co. ***	776,388	—	776,388
604	—	604		Seaboard Corp. ***	1,416,380	—	1,416,380
—	28,400	28,400		Supervalu, Inc.	—	1,315,488	1,315,488
					4,469,677	1,315,488	5,785,165	cs

				Healthcare-Products: 3.3%
—	20,000	20,000		Cooper Cos., Inc.	—	1,066,400	1,066,400
—	46,800	46,800	@	Cytyc Corp.	—	2,017,548	2,017,548
—	33,132	33,132	@	Gen-Probe, Inc.	—	2,001,835	2,001,835
95,200	—	95,200	@	Henry Schein, Inc. ***	5,086,536	—	5,086,536
—	32,981	32,981	@,L	Hologic, Inc.	—	1,824,179	1,824,179
92,400	—	92,400	@,L	Immucor, Inc. ***	2,584,428	—	2,584,428
—	24,400	24,400	@	Kinetic Concepts, Inc.	—	1,268,068	1,268,068
—	38,900	38,900	@,L	Kyphon, Inc.	—	1,873,035	1,873,035
—	37,800	37,800	@	Respironics, Inc.	—	1,609,902	1,609,902
—	40,500	40,500	@	St. Jude Medical, Inc.	—	1,680,345	1,680,345
					7,670,964	13,341,312	21,012,276	cs

				Healthcare-Services: 0.7%
—	24,900	24,900	@,W	Covance, Inc.	—	1,707,144	1,707,144
54,100	—	54,100	@	Health Net, Inc. ***	2,856,480	—	2,856,480
					2,856,480	1,707,144	4,563,624	cs

				Home Builders: 5.7%
360,500	—	360,500	L	D.R. Horton, Inc. ***	7,184,765	—	7,184,765
243,100	—	243,100	L	KB Home***	9,570,847	—	9,570,847
252,300	—	252,300	L	Lennar Corp. ***	9,224,088	—	9,224,088
1,300	—	1,300	@,L	NVR, Inc. ***	883,675	—	883,675
214,500	—	214,500	L	Ryland Group, Inc. ***	8,015,865	—	8,015,865
					34,879,240	—	34,879,240	cs

6

				Insurance: 4.5%
—	12,700	12,700		AMBAC Financial Group, Inc.	—	1,107,313	1,107,313
79,700	—	79,700		Chubb Corp. ***	4,314,958	—	4,314,958
52,400	—	52,400		Cigna Corp. ***	2,736,328	—	2,736,328
59,900	—	59,900	L	CNA Financial Corp. ***	2,856,631	—	2,856,631
191,000	—	191,000		HCC Insurance Holdings, Inc. ***	6,381,310	—	6,381,310
—	1,600	1,600	@	Markel Corp.	—	775,296	775,296
110,100	—	110,100	@	Philadelphia Consolidated Holding Co. ***	4,602,180	—	4,602,180
—	26,600	26,600		Principal Financial Group	—	1,550,514	1,550,514
—	9,900	9,900	@,L	ProAssurance Corp.	—	551,133	551,133
67,100	32,700	99,800		WR Berkley Corp. ***	2,183,434	1,064,058	3,247,492
					23,074,841	5,048,314	28,123,155	cs

				Internet: 0.8%
23,100	—	23,100	@,L	Akamai Technologies, Inc. ***	1,123,584	—	1,123,584
—	7,500	7,500	@	F5 Networks, Inc.	—	604,500	604,500
—	31,800	31,800	@	Valueclick, Inc.	—	936,828	936,828
—	66,800	66,800	@	VeriSign, Inc.	—	2,119,565	2,119,565
					1,123,584	3,660,893	4,784,477	cs

				Iron/Steel: 2.5%
151,292	—	151,292		Allegheny Technologies, Inc. ***	15,867,505	—	15,867,505
					15,867,505	—	15,867,505	cs

				Lodging: 1.0%
24,784	—	24,784	@,W,L	Gaylord Entertainment Co. ***	1,329,414	—	1,329,414
65,700	—	65,700	@,L	Las Vegas Sands Corp. ***	5,018,823	—	5,018,823
					6,348,237	—	6,348,237	cs

				Machinery — Construction & Mining: 1.6%
126,234	—	126,234	@	Terex Corp. ***	10,262,824	—	10,262,824
					10,262,824	—	10,262,824	cs

				Machinery — Diversified: 1.3%
39,400	—	39,400	@,L	AGCO Corp. ***	1,710,354	—	1,710,354
78,271	—	78,271		Manitowoc Co., Inc. ***	6,291,423	—	6,291,423
					8,001,777	—	8,001,777	cs

				Media: 0.3%
20,700	—	20,700	@,L	EchoStar Communications Corp. ***	897,759	—	897,759
23,500	—	23,500	L	EW Scripps Co. ***	1,073,715	—	1,073,715
					1,971,474	—	1,971,474	cs

7

				Metal Fabricate/Hardware: 1.8%
90,900	—	90,900		Precision Castparts Corp. ***	11,031,624	—	11,031,624
					11,031,624	—	11,031,624	cs

				Mining: 2.1%
110,724	—	110,724	@,L	RTI International Metals, Inc. ***	8,345,268	—	8,345,268
156,828	—	156,828	@,L	Titanium Metals Corp. ***	5,002,813	—	5,002,813
					13,348,081	—	13,348,081	cs

				Miscellaneous Manufacturing: 0.6%
—	22,900	22,900		ITT Corp.	—	1,563,612	1,563,612
—	44,000	44,000		Roper Industries, Inc.	—	2,512,400	2,512,400
					—	4,076,012	4,076,012	cs

				Oil & Gas: 6.3%
54,200	—	54,200	L	Diamond Offshore Drilling***	5,504,552	—	5,504,552
79,300	—	79,300	L	ENSCO International, Inc. ***	4,838,093	—	4,838,093
84,800	—	84,800		Frontier Oil Corp. ***	3,711,696	—	3,711,696
102,800	—	102,800		Holly Corp. ***	7,626,732	—	7,626,732
—	24,600	24,600	@	Plains Exploration & Production Co.	—	1,176,126	1,176,126
60,700	—	60,700	@	Southwestern Energy Co. ***	2,701,150	—	2,701,150
27,600	—	27,600	L	Tesoro Petroleum Corp. ***	1,577,340	—	1,577,340
63,600	—	63,600	@	Transocean, Inc. ***	6,740,328	—	6,740,328
67,875	—	67,875		Western Refining, Inc. ***	3,923,175	—	3,923,175
25,700	—	25,700		XTO Energy, Inc.	1,544,570	—	1,544,570
					38,167,636	1,176,126	39,343,762	cs

				Oil & Gas Services: 4.5%
30,400	35,200	65,600	@,L	Cameron International Corp.	2,172,688	2,515,744	4,688,432
19,000	—	19,000	@	Grant Prideco, Inc. ***	1,022,770	—	1,022,770
—	73,700	73,700	@,L	Input/Output, Inc.	—	1,150,457	1,150,457
179,000	10,100	189,100	@,L	National Oilwell Varco, Inc.	18,658,960	1,052,824	19,711,784
31,600	—	31,600	L	Smith International, Inc. ***	1,853,024	—	1,853,024
					23,707,442	4,719,025	28,426,467	cs

				Packaging & Containers: 0.2%
—	45,700	45,700	@	Pactiv Corp.	—	1,457,373	1,457,373
					—	1,457,373	1,457,373	cs

				Pharmaceuticals: 3.3%
240,514	—	240,514	@,L	Amylin Pharmaceuticals, Inc. ***	9,899,556	—	9,899,556
5,700	—	5,700	@	Barr Pharmaceuticals, Inc. ***	286,311	—	286,311
26,200	—	26,200	@	Cephalon, Inc. ***	2,106,218	—	2,106,218
—	27,788	27,788	@	Cubist Pharmaceuticals, Inc.	—	547,701	547,701
8,500	—	8,500	@	Endo Pharmaceuticals Holdings, Inc. ***	290,955	—	290,955

8

7,600	36,200	43,800	@	Express Scripts, Inc.	380,076	1,810,362	2,190,438
20,700	—	20,700	@	Forest Laboratories, Inc. ***	944,955	—	944,955
21,200	—	21,200	@	Medco Health Solutions, Inc. ***	1,653,388	—	1,653,388
52,300	—	52,300	@	NBTY, Inc. ***	2,259,360	—	2,259,360
11,000	—	11,000	@,L	Sepracor, Inc. ***	451,220	—	451,220
					18,272,039	2,358,063	20,630,102	cs

				Pipelines: 0.1%
4,600	—	4,600	L	Equitable Resources, Inc.***	227,976	—	227,976
12,600	—	12,600	L	Questar Corp. ***	665,910	—	665,910
					893,886	—	893,886	cs

				Real Estate: 0.8%
107,600	—	107,600	@,L	CB Richard Ellis Group, Inc. ***	3,927,400	—	3,927,400
—	7,600	7,600		Jones Lang LaSalle, Inc.	—	862,600	862,600
					3,927,400	862,600	4,790,000	cs

				Real Estate Investment Trusts: 0.3%
17,600	—	17,600		SL Green Realty Corp. ***	2,180,464	—	2,180,464
					2,180,464	—	2,180,464	cs

				Retail: 8.1%
8,200	—	8,200		Abercrombie & Fitch Co. ***	598,436	—	598,436
43,000	—	43,000	@	Autozone, Inc. ***	5,874,660	—	5,874,660
106,700	—	106,700		Burger King Holdings, Inc. ***	2,810,478	—	2,810,478
13,200	—	13,200		Darden Restaurants, Inc. ***	580,668	—	580,668
41,900	—	41,900		Family Dollar Stores, Inc. ***	1,438,008	—	1,438,008
33,300	48,000	81,300	@	GameStop Corp.	1,302,030	1,876,800	3,178,830
153,502	—	153,502		JC Penney Co., Inc. ***	11,110,475		11,110,475
31,600	—	31,600	@	Kohl’s Corp. ***	2,244,548	—	2,244,548
55,160	—	55,160		Men’s Wearhouse, Inc. ***	2,817,021	—	2,817,021
65,735	13,900	79,635	L	Nordstrom, Inc. ***	3,360,373	710,568	4,070,941
246,800	—	246,800		OfficeMax, Inc. ***	9,699,240	—	9,699,240
21,200	—	21,200	L	Ross Stores, Inc. ***	652,960	—	652,960
—	54,000	54,000	@,L	Saks, Inc.	—	1,152,900	1,152,900
91,200	—	91,200	L	TJX Cos., Inc.	2,508,000	—	2,508,000
—	29,200	29,200	@,L	Under Armour, Inc.	—	1,332,980	1,332,980
					44,996,897	5,073,248	50,070,145	cs

				Savings & Loans: 0.1%
56,700	—	56,700	L	Provident Financial Services, Inc. ***	893,592	—	893,592
					893,592	—	893,592	cs

9

				Semiconductors: 3.9%
—	76,751	76,751		Altera Corp.	—	1,698,500	1,698,500
—	30,300	30,300	@	Broadcom Corp.	—	886,275	886,275
78,000	—	78,000	@,L	Cypress Semiconductor Corp. ***	1,816,620	—	1,816,620
34,000	—	34,000	@,L	Diodes, Inc. ***	1,420,180	—	1,420,180
22,400	—	22,400	@	Integrated Device Technology, Inc. ***	342,048	—	342,048
14,336	—	14,336		Intersil Corp. ***	451,011	—	451,011
51,000	—	51,000	@	Lam Research Corp. ***	2,621,400	—	2,621,400
64,600	—	64,600	@,@@,L	Marvell Technology Group Ltd. ***	1,176,366	—	1,176,366
171,200	—	171,200	@,L	MEMC Electronic Materials, Inc. ***	10,463,744	—	10,463,744
—	29,500	29,500	@	Nvidia Corp.	—	1,218,645	1,218,645
—	143,000	143,000	@,L	ON Semiconductor Corp.	—	1,532,960	1,532,960
39,200	—	39,200	L	Xilinx, Inc. ***	1,049,384	—	1,049,384
					19,340,753	5,336,380	24,677,133	cs

				Software: 5.0%
483,300	74,400	557,700	@,L	Activision, Inc.	9,023,211	1,389,048	10,412,259
—	19,858	19,858	@,L	Ansys, Inc.	—	526,237	526,237
79,400	—	79,400	@	Autodesk, Inc. ***	3,738,152	—	3,738,152
—	17,500	17,500		Dun & Bradstreet Corp.	—	1,802,150	1,802,150
32,200	30,300	62,500	@,L	Fiserv, Inc.	1,828,960	1,721,040	3,550,000
—	35,000	35,000	@	Intuit, Inc.	—	1,052,800	1,052,800
159,100	—	159,100	L	SEI Investments Co. ***	4,620,264	—	4,620,264
195,009	—	195,009	@,L	Take-Two Interactive Software, Inc. ***	3,894,330	—	3,894,330
51,500	—	51,500	@,L	Verifone Holdings, Inc. ***	1,815,375	—	1,815,375
					24,920,292	6,491,275	31,411,567	cs

				Telecommunications: 2.6%
94,200	—	94,200	@	American Tower Corp. ***	3,956,400	—	3,956,400
—	90,800	90,800	@	Arris Group, Inc.	—	1,597,172	1,597,172
46,600	—	46,600	@,L	Ciena Corp. ***	1,683,658	—	1,683,658
47,600	—	47,600		Citizens Communications Co. ***	726,852	—	726,852
29,000	—	29,000		Harris Corp. ***	1,581,950	—	1,581,950
40,100	32,600	72,700	@,L	NII Holdings, Inc. ***	3,237,674	2,632,124	5,869,798
48,600	—	48,600	@,L	Time Warner Telecom, Inc. ***	976,860	—	976,860
					12,163,394	4,229,296	16,392,690	cs

				Transportation: 0.3%
10,300	—	10,300	L	Tidewater, Inc. ***	730,064	—	730,064
32,577	—	32,577	@@	UTI Worldwide, Inc. ***	872,738	—	872,738
					1,602,802	—	1,602,802	cs

				Total Common Stock	509,904,930	103,045,132	612,950,062	lt
				(Cost $ )	498,482,226	89,181,710	587,663,936	ltc

10

EXCHANGE-TRADED FUNDS:

				Exchange-Traded Funds: 0.2%
—	9,707	9,707	L	iShares Russell Midcap Growth Index Fund	—	1,105,724	1,105,724

				Total Exchange-Traded Funds	—	1,105,724	1,105,724	lt
				(Cost $)	—	1,033,146	1,033,146	lts

				Total Long-Term Investments	509,904,930	104,150,856	614,055,786	tis
				(Cost $)	498,482,226	90,214,856	588,697,082	tisc

Principal
Amount					Value
SHORT—TERM INVESTMENT 28.5%

				Mutual Fund: 0.4%
$—	$2,200,000	$2,200,000	**	ING Institutional Prime Money Market Fund	$—	$2,200,000	$2,200,000

				Total Mutual Fund	—	2,200,000	2,200,000	st
				(Cost $)	—	2,200,000	2,200,000	stc

				Repurchase Agreement: 0.0%

Goldman Sachs Repurchase Agreement dated 06/29/07, 5.300%, due 07/02/07, $273,121 to be received upon repurchase (Collateralized by $278,000 Federal National Mortgage Association, 5.600%, Market Value plus

—	273,000	273,000		accrued interest $279,188, due 02/01/17)	—	273,000	273,000

				Total Repurchase Agreement	—	273,000	273,000	st
				(Cost $)	—	273,000	273,000	stc

				Securities Lending Collateral(cc): 28.1%
151,324,000	24,984,000	176,308,000		The Bank of New York Institutional Cash Reserves Fund	151,324,000	24,984,000	176,308,000

				Total Securities Lending Collateral	151,324,000	24,984,000	176,308,000	st
				(Cost $)	151,324,000	24,984,000	176,308,000	stc

				Total Short-Term Investments	151,324,000	27,457,000	178,781,000	tis
				(Cost $)	151,324,000	27,457,000	178,781,000	tisc

				Total Investments in Securities 126.3%	$661,228,930	$131,607,856	$792,836,786

11

(Cost $)*	$649,806,226	$117,671,856	767,478,082
Other Assets and Liabilities - Net (26.3)	(140,021,086)	(24,943,403)	(164,964,489)
Net Assets	$521,207,844	$106,664,453	$627,872,297

Pro Forma Adjustments
Net Assets after Pro Forma adjustments 100%	$521,207,844	$106,664,453	$627,778,297

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
L	Loaned security, a portion or all of the security is on loan at June 30, 2007.

*	Cost for federal income tax purposes is	$651,663,657	$117,671,856	$769,335,513

**	Investment in affiliate

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$36,901,121	$15,394,896	$52,296,017
	Gross Unrealized Depreciation	(27,335,848)	(1,458,896)	(28,794,744)
	Net Unrealized Appreciation	$9,565,273	$13,936,000	$23,501,273

***	If the Reorganization is approved, the Portfolio Security is expected to be sold shortly prior to or after the Reorganization.

12

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 – Basis of Combination:

The Board of Trustees (“Board”) of ING Mid Cap Growth Portfolio (“Mid Cap Growth”) and ING VP MidCap Opportunities Portfolio (“VP MidCap Opportunities”) (each, a “Portfolio” or collectively, the “Portfolios”) approved an agreement and plan of reorganization dated December 5, 2007, respectively (the “Plan”) whereby, subject to approval by the shareholders of Mid Cap Growth, VP MidCap Opportunities will acquire all of the assets of Mid Cap Growth, subject to the liabilities of such Portfolio, in exchange for issuing shares of VP MidCap Opportunities to shareholders of Mid Cap Growth in a number equal in value to net assets of Mid Cap Growth (the “Merger”).

The Merger will be accounted for as a tax-free merger of investment companies with ING VP MidCap Opportunities Portfolio as the accounting survives.  The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the Reorganization occurred at June 30, 2007.  The unaudited pro forma statement of assets and liabilities reflects the pro forma combined financial position of Mid Cap Growth and VP MidCap Opportunities at June 30, 2007.  The unaudited pro forma statement of operations reflects the pro forma combined results of operations for the twelve months ended June 30, 2007.  These statements have been derived from the Portfolios’ respective books and records utilized in calculating daily net asset value at the date indicated above for Mid Cap Growth and VP MidCap Opportunities under U.S. generally accepted accounting principles for investment companies.  The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of VP MidCap Opportunities for pre-combination periods will not be restated.

The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio, which are incorporated by reference in the Statement of Additional Information.

Note 2 – Security Valuation:

Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price.  Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by a Portfolio’s custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on a Portfolio’s valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Boards of each Portfolio.  Among elements of analysis, the Boards have authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

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Note 3 – Capital Shares:

The unaudited pro forma net asset value per share assumes additional shares of common VP MidCap Opportunities issued in connection with the proposed acquisition of Mid Cap Growth by VP MidCap Opportunities as of June 30, 2007.   The number of additional shares issued was calculated by dividing the net assets of each class of Mid Cap Growth by the respective class net asset value per share of VP MidCap Opportunities.

Note 4 – Unaudited Pro Forma Adjustments:

The accompanying unaudited pro forma financial statements reflect changes in Portfolio shares as if the merger had taken place on June 30, 2007.  Mid Cap Growth’s expenses were adjusted assuming VP MidCap Opportunities’ fee structure was in effect for the twelve months ended June 30, 2007, as adjusted for contractual changes made in conjunction with the Merger.

Note 5 – Merger Costs:

Directed Services, LLC, or an affiliate, will bear the costs associated with obtaining shareholder approval, including, but not limited to, vote solicitation and SEC filings.

Note 6 – Use of Estimates in Preparation of Pro Forma Financial Statements:

Management of the Portfolios has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies.  Actual results could differ from these estimates.

Note 7 – Federal Income Taxes:

It is the policy of the Portfolios to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders.  Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.  A portion of the amount of these capital loss carryforwards may be limited in the future.

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PORTFOLIO MANAGER’S REPORT FOR ING VP MIDCAP OPPORTUNITIES PORTFOLIO

Set forth is an excerpt from VP MidCap Opportunities Portfolio’s annual report dated December 31, 2006.

*              *              *              *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2006

In our semi-annual report, we described how the feast of the first quarter had turned to famine in the second quarter for global equity markets on concerns that rising interest rates would freeze out global growth. Indeed as late as June 27, 2006, the year-to-date return on the Morgan Stanley Capital International (‘‘MSCI’’) World IndexSM(1) measured in local currencies, including net reinvested dividends had been precisely 0%. However, the second half of the year ended December 31, 2006, was much healthier and the same index powered ahead 12.3% and for the year ended December 31, 2006, returned 20.07%. The return to dollar based investors was a little better at 13.2%, as late in the year a slowing economy and hints that central banks would be diversifying out of dollars weighed on that currency. For the six months ended December 31, 2006, the dollar fell 3.1 % against the euro and 5.6% against the pound, but gained 4.1 % on the yen due to stumbling growth and miniscule interest rates in Japan. For the year ended December 31, 2006, the dollar fell 10.6% against the euro and 12.4% against the pound, but gained 1.3% against the yen.

As the first half of 2006 ended, the Federal Open Market Committee (‘‘FOMC’’) had just raised the federal funds rate for the seventeenth time since June 2004, to 5.25%. The relatively mild accompanying language led many in the fixed income market to hope that the tightening cycle was now over. Not everyone believed it, especially when new Middle East conflict pushed the price of oil to another record on July 14, 2006. But data, especially on housing, had mostly pointed to cooling demand and a tame employment report on August 4, 2006 probably decided the matter. Four days later the FOMC met and left rates unchanged. The booming housing market had been a powerful driver of growth in recent years through new construction and demand created by mortgage loan refinancing. This boom was deteriorating appreciably with housing prices and the key new building permits measure falling sharply. Only in the last few days of 2006 did the slump show some signs of bottoming out with unexpectedly good new and existing home sales figures reported, along with rebounding consumer confidence. For the six months ended December 31, 2006, the Lehman Brothers Aggregate Bond (‘‘LBAB’’) Index(2) of investment grade bonds gained 5.09% and for the year ended December 31, 2006 it gained 4.33%. The most important dynamic was the broad yield curve inversion, suggestive of an expected fall in interest rates and a further economic slow down. The ten-year Treasury yield fell 43 basis points (0.43%) to 4.71%, while the yield on the three-month Bill rose by 3 basis points (0.03%) to 4.89%. Since mid-August, with the exception of two days, bond investors had been prepared to lend money to the government for ten years at a lower interest rate than for three months.

Faced with fading business activity, as the key housing engine seized up, and a yield curve inverted to the point of recession according to some commentators, investors in U.S. equities must have been in the mood to sell. Not so fast. Those investors saw things differently and indeed the apparent ‘‘disagreement’’ between the bond market and global stock markets was a well discussed feature of the second half of the year. For one thing, the oil price, having hit its record, fell back, as surly calm returned to the Middle East, as the summer driving and hurricane seasons came and went and as winter got off to a mild start in the key North East region. The price of oil averaged 22% less in the fourth quarter than at its peak, boosting consumers’ spending power and confidence. And if longer-term interest rates were falling then stocks looked more attractive as bonds provided less competition and the present value of future corporate profits rose. Speaking of which, Standard & Poor’s 500 Composite Stock Price (‘‘S&P 500’’) Index(3) companies duly reported their 13th straight double-digit quarterly percentage earnings gain. Gross domestic product (‘‘GDP’’) growth may have slowed, but the share of corporate profits, reported at 12.4%, was the highest since the 1950’s. The next merger or acquisition to get investors in the mood never seemed far away. Five of them were even announced in one day on November 6, 2006, sending markets up about 1%. For the six months ended December 31, 2006, the S&P 500 Index, including dividends, rose 12.7% and for the year ended December 31,

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2006, the S&P 500 Index, including dividends, rose 15.8%. All but 30 basis points (0.30%) of the gain came after August 8, 2006, making six-year highs as the year ended.

International markets, based on MSCI local currency indices, as in the U.S., finished near their best levels for the year. In Japan the market advanced 8.7%, in 2006, after a late surge. The long awaited increase in interest rates from 0.0% to 0.25% took place in July just as the economic recovery was losing impetus. Third quarter growth was estimated at only 0.8% and generated by exports and capital spending alone. Consumer spending was lagging despite unemployment and almost flat prices, yet business confidence remained high and profit growth healthy. Elsewhere, Asian markets ex Japan rose 28.2% in 2006, but with wide disparities, ranging from –2.0% in Thailand to 83.4% in China. In Thailand the uncertainty caused by a military coup was compounded when the junta imposed exchange controls to hold back the strong baht, only to rescind them the next day. China’s market soared in surely speculative excess, and in the absence of attractive alternatives, as investors sought a piece of the world’s fourth largest economy. By the end of 2006 the Chinese market had become the third biggest emerging market after South Korea and Taiwan. European ex UK markets surged 16.1%, in 2006. The Eurozone’s GDP growth had recorded its best first half of a year since 2000, 1.7%, and the lowest unemployment rate, 7.8%, since the start of the Eurozone itself. But as the second half of 2006, wore on there were signs that the best news was behind it and the third quarter’s annualized growth fell to 2.0%. Business confidence, however, stayed buoyant and cheered by extensive merger and acquisition activity despite headwinds in the form of a strengthening euro, a hawkish European Central Bank that raised rates three times and the looming rise in German sales tax. UK equities added 8.6% in the six months ended December 31, 2006. The Bank of England raised rates twice as GDP growth accelerated to 2.9% year over year, inflation climbed above target and house prices, an important demand generator, continued their recovery with average prices up more than 10% in 2006. Again, however, it was widespread, large scale mergers and acquisitions energizing the market.

(1)                                 The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)                                 The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)                                 The S&P 500 Index is an unmanaged index that measures the performance of the securities of approximately 500 of the largest companies in the U.S.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 262-3862 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*              *              *

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ING VP MIDCAP OPPORTUNITIES PORTFOLIO: PORTFOLIO MANAGERS’ REPORT

The ING VP MidCap Opportunities Portfolio (the “Portfolio”) seeks long-term capital appreciation.  The Portfolio is managed by Richard Welsh, Portfolio Manager and Jeff Bianchi, Portfolio Manager of ING Investment Management Co. — the Sub-Adviser.

Performance: For the year ended December 31, 2006, the Portfolio’s Class I shares provided a total return of 7.79% compared to the Russell Midcap® Growth Index(1) and the Russell Midcap® Index(2), which returned 10.66% and 15.26%, respectively, for the same period.

Portfolio Specifics: The market responded favorably to stronger-than-expected economic and earnings growth.  Valuations were helped during the latter half of the year by a sharp decline in commodity prices, which tempered inflation and interest rate fears.

All economic sectors, with the exception of energy, generated positive returns for the year.  The market was led by sectors typically associated with value investing such as telecommunication services and financials.  The energy sector performed the worst, reflecting ample oil and gas supplies as well as warmer-than-expected weather.  Healthcare and information technology performed poorly as well.  Mid-cap growth stocks generally underperformed mid-cap value stocks by almost 10%, which acted as a drag on the Portfolio’s performance due to our overweight in growth stocks.  We believe that as economic and earnings growth slows further, growth stocks will outperform value.

Sector Allocation accounted for the majority of the underperformance for the year, as our underweights in sectors that are not typically associated with growth, including energy, materials, and financials, hurt relative results.

Stock selection was least favorable in information technology and financials.  Citrix Systems, Inc., a supplier of access information software and services, was one of our worst performing stocks last year, as it reported disappointing results due to weak licensing growth in its core presentation products.  It was victim to a market that failed to reward companies with the highest expected growth.  We sold our position in Citrix Systems, Inc.  The shares of Micros Systems, Inc., which provides software solutions to the hospitality industry, underperformed.  Slowing hotel software roll-out at a large customer as well as concerns about rising gasoline prices and weaker consumer spending trends hurting its restaurant software business pressured the stock.  In financials, Legg Mason, Inc., a global asset manager, underperformed due to an earnings shortfall from weaker-than-expected asset flows and a delay in merger-related savings from the acquisition of Citigroup’s asset management business.  We also sold our Legg Mason, Inc. holding investing such as telecommunication services and financials.  The energy sector performed the worst, reflecting ample oil and gas supplies as well as warmer-than-expected weather.  Healthcare and information technology performed poorly as well.  Mid-cap growth stocks generally underperformed mid-cap value stocks by almost 10%, which acted as a drag on the Portfolio’s performance due to our overweight in growth stocks.  We believe that as economic and earnings growth slows further, growth stocks will outperform value.

Stock selection within the energy and industrials sectors added the most to returns.  Veritas DGC, Inc., a seismic data collection company for the discovery of oil, was acquired by a French company, Compagnie Generale de Geophysique-Veritas.  In the industrials sector, Wesco International, Inc. and McDermott International, Inc.  performed well.  Wesco International, Inc., an electrical equipment distributor, was helped by strong demand from commercial construction, the utility industry and the overall industrial economy.  McDermott International, Inc., which provides energy services, experienced stronger–than-expected bookings and as a result earnings expectations were revised significantly higher.

Current Strategy and Outlook: We believe that economic growth will continue albeit at a moderating pace.  We believe that inflation will remain in check and that should have favorable interest rate implications for equity valuations.  Consistent with an economy transitioning to slower growth, we are focusing intently on companies

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whose business momentum prospects are both attractive and reasonably certain.  We continue to concentrate on stocks with above average business momentum, market recognition and appropriate valuations.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.  The outlook for this Portfolio may differ from that presented for other ING Funds.  Performance for the different classes of shares will vary based on differences in fees associated with each class.

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ING VP MIDCAP OPPORTUNITIES FUND

Top Ten Holdings*

as of December 31, 2006

(as a percent of net assets)

Coach, Inc.	3.2%
Roper Industries, Inc.	2.8%
Cameron International Corp.	2.6%
Nordstorm, Inc.	2.4%
Gen-Probe, Inc.	2.3%
Akamai Technologies, Inc.	2.3%
Dun & Bradstreet Corp.	2.2%
Harman International Industries, Inc.	2.1%
McDermott International, Inc.	2.1%
Digital River, Inc.	2.1%

*Excludes short-term investments related to repurchase agreement and securities lending collateral.

Portfolio holdings are subject to change daily.

Industry Allocation

As of December 31, 2006

(as a percent of net assets)

*	Includes short-term investments related repurchase agreement and securities lending collateral.
(1)	Includes five industries, which each represents 2.5% - 3.2% of net assets.
(2)	Includes thirteen industries, which each represents less than 2.5% of net assets

Portfolio holdings are subject to change daily.

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Average Annual Total Returns for the Periods Ended December 31, 2006*

	1 Year	5 Year	Since Inception of Class I May 5, 2000		Since Inception of Class S May 7, 2001

Class I	7.79%	6.09%	(2.98)%		—
Class S	7.62%	5.91%	—		2.25%
Russell Midcap® Growth Index (1)	10.66%	8.22%	(0.67	)%(3)	5.52	%(4)
Russell Midcap® Index (2)	15.26%	12.88%	9.08	%(3)	10.71	%(4)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP MidCap Opportunities Portfolio against the indices indicated.  An index is unmanaged and has no cash in its portfolios, imposes no sales charges and incurs no operating expenses.  An investor cannot invest directly in an index.  The Portfolio’s performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy.  Total returns would have been lower if such expenses or charges were included.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return.  Had all fees and expenses been considered, the total returns would have been lower.

Total returns reflect that the Investment Adviser may have waived or recouped fees and expenses otherwise payable by the Portfolio.

The performance update illustrates performance for a variable investment option available through a variable annuity contract and/or a variable universal life policy.  The performance shown indicates past performance and is not a projection or prediction of future results.  Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.  For variable annuity contract, please call (800) 992-0180 to get performance through the most recent month end.  For variable universal life policies, please log on to www.ing.com/us to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements.  Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover.  The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

*                 ADV Class commenced operations on December 29, 2006, therefore, there is no performance information for the period ended December 31, 2006.

(1)         The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those companies included in the Russell Midcap® Index with relatively higher price-to-book ratios and higher forecasted growth values.

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(2)         The Russell Midcap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 26% of the total market capitalization of the Russell 1000® Index.

(3)          Since inception performance for the indices is shown from May 1, 2000.

(4)          Since inception performance for the indices is shown from May 1, 2001.

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PART C:
OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 4.3 of the Declaration of Trust of ING Variable Products Trust (the “Registrant”) provides the following:

(a)         Subject to the exceptions and limitations contained in paragraph (b) below:

(i)            every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

(ii)         the word “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)   No indemnification shall be provided hereunder to a Trustee or officer:

(i)            against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)         with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(iii)      in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A)     by the court or other body approving the settlement or other disposition; or

(B)       based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(C)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to he such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(c)   Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)            such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

(ii)     a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will he found entitled to indemnification.

        As used in this Section 4.3, a “Disinterested Trustee” is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)          (a)   Declaration of Trust — Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 1996 and incorporated herein by reference.

(b)        Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 1997 and incorporated herein by reference.

(c)         Certificate of Establishment and Designation dated April 24, 1997 — Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed on May 16, 1997 and incorporated herein by reference.

(d)        Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 12, 1997 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(e)         Certificate of Amendment of Declaration of Trust and Redesignation of Series — Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(f)           Certificate of Amendment of Declaration of Trust — Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(g)        Certificate of Establishment and Designation of Series — Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(h)        Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on January 28, 2000 and incorporated herein by reference.

(i)            Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business — Filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2001 and incorporated herein by reference.

(j)            Abolition of Series of Shares of Beneficial Interests dated December 17, 2001- Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(k)         Certificate of Amendment of Declaration of Trust and Redesignation of Series dated March 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(l)            Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 22, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(m)      ING Variable Products Trust Abolition of Series of Shares of Beneficial Interest dated February 25, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2003 and incorporated herein by reference.

(n)        Establishment and Declaration of Series – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(o)        Certificate of Amendment of Declaration of Trust dated June 17, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(p)        Establishment and Designation of Series dated July 29, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(q)        Certificate of Amendment of Declaration of Trust dated June 29, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(r)           Certificate of Amendment of Declaration of Trust and Redesignation of Series dated July 29, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(s)         Certificate of Amendment of Declaration of Trust and Redesignation of Series dated November 9, 1998 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(t)           Certificate of Amendment of Declaration of Trust and Redesignation of Series dated April 30, 1999 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(u)        Certificate of Amendment of Declaration of Trust and Redesignation of Series effective June 2, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(v)        Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(w)      Establishment and Designation of Series and Classes dated November 11, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(x)          Certificate of Amendment of Declaration of Trust dated February 21, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(y)        Amended Establishment and Designation of Series and Classes of Shares (ING VP Growth + Value Portfolio) effective November 11, 2003 – Filed as an Exhibit to Post- Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(z)          Amended Establishment and Designation of Classes (Class R shares to Class I shares) dated February 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(aa)   Amended Establishment and Designation of Classes (ING VP Financial Services Portfolio) dated February 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(bb)  Abolition of Series of Shares of Beneficial Interest (ING VP International and ING VP International SmallCap Growth Portfolios) dated February 25, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(cc)   Amended Establishment and Designation of Classes dated April 4, 2005 (Class I shares of ING VP LargeCap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(dd)  Establishment and Designation of Classes (Adviser Class of shares) dated April 29, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(ee)   Abolition of Series of Beneficial Interest (ING VP Disciplined LargeCap Portfolio and ING VP MagnaCap Portfolio) dated January 3, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

(ff)       Abolition of Series of Beneficial Interest (ING VP Convertible Portfolio) dated May 16, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A filed on February 7, 2007 and incorporated herein by reference.

(gg)  Abolition of Series of Beneficial Interest (ING VP LargeCap Growth Portfolio) dated December 27, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(2)          (a)   By-laws — Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 1996 and incorporated herein by reference.

(i)            Amendment to the By-laws of Pilgrim Variable Products Trust effective July 26, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(3)          N/A

(4)          Agreement and Plan of Reorganization between ING Investors Trust, on behalf of its ING Mid Cap Growth Portfolio series, and ING Variable Products Trust, on behalf of its ING VP MidCap Opportunities Portfolio series — Filed herein.

(5)          N/A

(6)          (a)   Amended and Restated Investment Advisory Agreement between Pilgrim Variable Products Trust and ING Pilgrim Investments, LLC dated April 30, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)            First Amendment, effective as of September 2, 2004, to the Amended and Restated Investment Advisory Agreement – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(ii)         Second Amendment to the Amended and Restated Investment Advisory Agreement dated April 30, 2001, between ING Variable Products Trust and ING Investments, LLC, effective as of December 15, 2006– to be filed by subsequent Post-Effective Amendment.

(iii)      Amended and Restated Schedule A, dated April 28, 2006, to the Amended and Restated Investment Advisory Agreement– Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2006 and incorporated herein by reference.

(b)        Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. dated August 7, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed on April 18, 2002 and incorporated herein by reference.

(i)            First Amendment to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. effective as of July 1, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(ii)         Second Amendment to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. effective as of September 1, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(iii)      Amended Schedule A, dated April 28, 2006, to the Sub-Advisory Agreement between ING Investments, LLC (formerly, ING Pilgram Investments, LLC) and ING Investment Management Co. (formerly, Aeltus Investment Management) – Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2006 and incorporated herein by reference.

(iv)     Third Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(c)          Sub-Advisory Agreement with ING Clarion Real Estate Securities dated May 3, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)            Schedule A with respect to the Sub-Advisory Agreement between ING Investments and Clarion CRA Securities, L.P. – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Form N-1A Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(ii)         First Amendment to the Sub- Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities L.P. effective as of December 15, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(d)         Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust effective as of February 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(i)            Amended Schedule A effective April 28, 2006 to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Products Trust – Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2006 and incorporated herein by reference.

(7)          (a)   Distribution Agreement between Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. dated February 26, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)            Amended and Restated Schedule of Portfolios (dated August 2004) to the Distribution Agreement between ING Variable Products Trust and ING Funds Distributor, LLC– Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(8)          N/A

(9)          (a)   Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, effective April 30, 2007, to the Custody Agreement with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(b)         Foreign Custody Manager Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, effective April 30, 2007, to the Foreign Custody Manager Agreement with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(ii)         Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York dated as of June 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(c)          Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)            Form of Amended Exhibit A, effective April 30, 2007, to the Securities Lending Agreement and Guaranty with The Bank of New York – Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(10)    (a)   Shareholder Services Plan (Class S Shares) approved on August 7, 2001- Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)            Amended and Restated Schedule of Portfolios (dated August 2004) to the Shareholder Services Plan (Class S Shares) – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(b)         Shareholder Service and Distribution Plan approved on January 6, 2005 (Adviser Class Shares)– Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(c)   Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 Plan for Pilgrim Variable Products Trust dated January 1, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(11)         Opinion and Consent of Counsel – Previously filed as an exhibit to the Registration Statement on Form N-14 of ING Variable Products Trust as filed on January 11, 2008, File No. 333-148627, and incorporated here by reference.

(12)        Opinion and Consent of Counsel Supporting Tax Matters and Consequences – to be filed by subsequent post-effective amendment.

(13)    (a)   Amended and Restated Administrative Services Agreement between Pilgrim Variable Products Trust and ING Pilgrim Group, Inc. dated April 30, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)             Amended and Restated Schedule A (dated August 2004) to the Amended and Restated Administrative Services Agreement between ING Variable Products Trust and ING Funds Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2005 and incorporated herein by reference.

(ii)          Amendment to the Amended and Restated Administrative Services Agreement between Pilgrim Variable Products Trust and ING Pilgrim Group, Inc. effective as of November 2, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed on April 18, 2002 and incorporated herein by reference.

(b)         Agency Agreement with DST Systems, Inc. dated November 30, 2000 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amended and Restated Exhibit A, dated April 30, 2007, to the Agency Agreement with DST Systems, Inc.– Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(c)          Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A filed on February 2, 2004 and incorporated herein by reference.

(i)             Amended Exhibit A, effective April 30, 2007, to the Fund Accounting Agreement with The Bank of New York– Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(d)         Administrative and Shareholder Services Agreement with ING Funds Services, LLC and Golden American Life Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(e)          Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Administrative and Shareholder Services Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(f)            Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and Security Life of Denver Insurance Company executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(g)         Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Administrative and Shareholder Service Agreement with ING Pilgrim Group, LLC and ReliaStar Life Insurance Company executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(h)         Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Insurance Company of America dated April 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Administrative and Shareholder Services Agreement with ING Funds Services, LLC and ING Life Insurance and Annuity Company dated April 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(j)             Participation Agreement between Pilgrim Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc. dated April 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(k)          Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(l)             Participation Agreement between Pilgrim Variable Products Trust, Aetna Insurance Company of America and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, Aetna Life Insurance Company of America and ING Pilgrim Securities, Inc. executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(m)       Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, Golden American Life Insurance Company, ING Pilgrim Investments, LLC and ING Pilgrim Securities, Inc. executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(n)         Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. executed November 15, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(ii)          Amendment to Participation Agreement between Pilgrim Variable Products Trust, Security Life of Denver Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(o)         Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. executed August 30, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(ii)          Amendment to Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. executed September 22, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(p)         Participation Agreement between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc. dated May 1, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amendment to Participation Agreement executed August 30, 2002 between Pilgrim Variable Products Trust, ReliaStar Life Insurance Company of New York and ING Pilgrim Securities, Inc.– Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(q)         Participation Agreement between Massachusetts Mutual Company and ING Variable Products Trust effective April 26, 2006- Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(r)            Allocation Agreement in reference to Fidelity Bond dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amended Schedule A with respect to the Allocation Agreement (Blanket Bond) dated November 2005 – Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(s)          Allocation Agreement in reference to Directors and Officers Liability dated May 24, 2002 – Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed on April 15, 2004 and incorporated herein by reference.

(i)             Amended Schedule A with Respect to the Allocation Agreement (Directors and Officers Liability) dated July 2005 – Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2007 and incorporated herein by reference.

(14) Consent of KPMG LLP – Previously filed as an exhibit to the Registration Statement on Form N-14 of ING Variable Products Trust as filed on January 11, 2008, File No. 333-148627, and incorporated here by reference.

(15)    N/A

(16) Powers of Attorney-Filed herein.

(17)  N/A

ITEM 17. UNDERTAKINGS

(1)   The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)   The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 19th day of February, 2008.

ING VARIABLE PRODUCTS TRUST

By:	/s/ Huey P. Falgout, Jr
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief Executive	February 19, 2008
Shaun P. Mathews*	Officer

	Senior Vice President and	February 19, 2008
Todd Modic*	Chief/Principal Financial Officer

	Trustee	February 19, 2008
Colleen D. Baldwin*

	Trustee	February 19, 2008
John V. Boyer*

	Trustee	February 19, 2008
Patricia W. Chadwick*

	Trustee	February 19, 2008
Robert W. Crispin*

	Trustee	February 19, 2008
Peter S. Drotch*

	Trustee	February 19, 2008
J. Michael Earley*

	Trustee	February 19, 2008
Patrick W. Kenny*

	Trustee	February 19, 2008
Sheryl K. Pressler*

	Trustee	February 19, 2008
David W.C. Putnam*

	Trustee	February 19, 2008
Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr
Huey P. Falgout, Jr.
Secretary**

**	Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee – Filed herewith.

EXHIBIT INDEX

(4)

Agreement and Plan of Reorganization between ING Investors Trust, on behalf of its ING Mid Cap Growth Portfolio series, and ING Variable Products Trust, on behalf of its ING VP MidCap Opportunities Portfolio series.

(16)	Powers of Attorney